UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-08037

AdvisorOne Funds

(Exact name of registrant as specified in charter)

17605 Wright Street Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110,  Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

402-493-3313

Date of fiscal year end:

4/30

Date of reporting period:      4/30/14

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

AdvisorOne Funds Annual Report

Schedule of Investments - Amerigo Fund
April 30, 2014
	Shares	Value
Equity Funds - 100.12%
Commodity Funds - 3.02%
PowerShares DB Agriculture Fund *	502,000	$ 14,693,540

Developed International - 19.97%
iShares MSCI EAFE ETF	545,300	37,254,896
iShares MSCI EMU ETF +	297,100	12,790,155
PowerShares International Dividend Achievers Portfolio +	1,385,630	25,731,149
Vanguard FTSE All-World ex-US ETF * +	283,500	14,475,510
Vanguard FTSE Europe ETF	70,000	4,235,700
WisdomTree Global ex-U.S. Dividend Growth Fund	52,000	2,719,600
		97,207,010
Emerging Markets - 5.94%
iShares MSCI Emerging Markets ETF	128,700	5,319,171
WisdomTree Emerging Markets Equity Income Fund	476,000	23,576,280
		28,895,451
Global Equity - 4.78%
iShares Global 100 ETF	292,200	23,226,978

Large Cap Core - 27.84%
iShares S&P 100 ETF	65,000	5,444,400
iShares U.S. Pharmaceuticals ETF +	43,800	5,661,588
SPDR Consumer Staples Select Sector Fund	320,000	14,156,800
SPDR Health Care Select Sector Fund +	218,600	12,705,032
SPDR S&P 500 ETF Trust +	36,000	6,783,480
Vanguard Dividend Appreciation ETF +	683,016	51,902,386
Vanguard Large-Cap ETF	244,600	21,153,008
Vanguard Mega Cap ETF +	275,000	17,707,250
		135,513,944
Large Cap Growth - 28.04%
iShares MSCI USA Quality Factor ETF	490,000	27,817,300
iShares North American Tech-Software ETF	70,000	5,553,100
iShares Russell 1000 Growth ETF	327,700	28,378,820
iShares Russell Top 200 Growth ETF +	204,500	9,319,065
PowerShares QQQ Trust Series 1 +	310,000	27,090,900
SPDR Technology Select Sector Fund	865,000	31,529,250
Vanguard Information Technology ETF	75,000	6,804,750
		136,493,185
Large Cap Value - 9.89%
SPDR Energy Select Sector Fund +	275,000	25,778,500
SPDR Financial Select Sector Fund	1,018,100	22,357,476
		48,135,976

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Amerigo Fund (Continued)
April 30, 2014
	Shares	Value
Small/Mid Cap Value - 0.64%
SPDR S&P Insurance ETF	50,000	$ 3,102,000

Total Equity Funds (cost $389,474,410)		487,268,084

Money Market Funds - 0.28%
Short-Term Cash - 0.28%
Federated Prime Cash Obligations Fund, 0.02% **	1,386,275	1,386,275
Total Money Market Funds (cost $1,386,275)		1,386,275

Collateral for Securities Loaned - 15.16%
BNY Mellon Overnight Government Fund	34,306,264	34,306,264
Milestone Treasury Obligations Fund Institutional Class	10,000,000	10,000,000
U.S. Treasury Bond, 6.00%, 2/15/26	712,091	712,091
U.S. Treasury Notes: 0.250%-4.250%, 10/31/14 - 8/15/21	25,621,161	25,621,161
U.S. Treasury STRIPS: 0.00%, 11/15/25 & 2/15/28	30,838	30,838
U.S. Treasury Inflationary Notes: 0.125%-3.375%, 4/15/15 - 2/15/41	3,137,293	3,137,293
Total Collateral for Securities Loaned (cost $73,807,647)		73,807,647

Total Investments (cost $464,668,332) - 115.56%		$ 562,462,006
Other Assets Less Liabilities - Net - (15.56)%		(75,757,945)
NET ASSETS - 100.00%		$ 486,704,061

* Non-income producing security.
+ All or a portion of this security is on loan. Total loaned securities had a value of $72,198,343 at April 30, 2014.
** Money Market Fund; Interest rate reflects seven-day effective yield on April 30, 2014.

EAFE - Europe, Australasia, Far East
EMU - European Monetary Union
ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Clermont Fund
April 30, 2014
	Shares	Value
Bond Funds - 45.76%
High Yield Bonds - 5.92%
iShares iBoxx $ High Yield Corporate Bond ETF +	90,800	$ 8,566,072
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	42,000	4,481,400
PowerShares Senior Loan Portfolio	203,797	5,041,938
		18,089,410
Intermediate/Long-Term Bonds - 16.29%
iShares 20+ Year Treasury Bond ETF	19,000	2,110,900
iShares Floating Rate Bond ETF +	442,800	22,458,816
iShares iBoxx $ Investment Grade Corporate Bond ETF	70,800	8,365,020
PIMCO Total Return ETF	139,045	14,920,919
Vanguard Intermediate-Term Corporate Bond ETF	22,500	1,927,575
		49,783,230
International Bond - 1.00%
iShares JP Morgan USD Emerging Markets Bond ETF +	27,245	3,056,072

Short-Term Bonds - 22.55%
iShares 1-3 Year Credit Bond ETF	86,300	9,105,513
iShares TIPS Bond ETF	265,000	30,098,700
PIMCO Enhanced Short Maturity ETF +	169,600	17,202,528
Schwab U.S. TIPs ETF +	35,000	1,912,750
SPDR Barclays Short Term Corporate Bond ETF +	293,200	9,027,628
SPDR Nuveen Barclays Short Term Municipal Bond ETF	65,000	1,580,150
		68,927,269

Total Bond Funds (cost $137,732,614)		139,855,981

Equity Funds - 52.32%
Alternative - 0.60%
WisdomTree Managed Futures Strategy Fund *	43,956	1,822,416

Commodity Funds - 1.50%
PowerShares DB Agriculture Fund *	156,608	4,583,916

Developed International - 10.26%
iShares MSCI EMU ETF +	133,100	5,729,955
PowerShares International Dividend Achievers Portfolio	908,700	16,874,559
Vanguard FTSE All-World ex-US ETF *	145,000	7,403,700
WisdomTree Global ex-U.S. Dividend Growth Fund	26,000	1,359,800
		31,368,014
Emerging Markets - 2.32%
WisdomTree Emerging Markets Equity Income Fund	143,000	7,082,790

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Clermont Fund (Continued)
April 30, 2014
	Shares	Value
Global Equity - 4.96%
iShares Global 100 ETF	190,700	$ 15,158,743

Inverse Equity - 0.56%
ProShares Short Russell2000 *	100,000	1,710,000

Large Cap Core - 16.00%
PowerShares S&P 500 High Quality Portfolio +	128,000	2,675,200
RevenueShares Large Cap ETF +	85,000	3,174,750
SPDR Health Care Select Sector Fund	74,700	4,341,564
SPDR S&P 500 ETF Trust +	16,100	3,033,723
Vanguard Dividend Appreciation ETF	469,300	35,662,107
		48,887,344

Large Cap Growth - 12.23%
iShares MSCI USA Quality Factor ETF	192,813	10,945,994
iShares North American Tech-Software ETF	40,300	3,196,999
iShares Russell 1000 Growth ETF	46,600	4,035,560
PowerShares QQQ Trust Series 1 +	64,100	5,601,699
SPDR Technology Select Sector Fund	288,000	10,497,600
Vanguard Information Technology ETF	34,000	3,084,820
		37,362,672
Large Cap Value - 2.66%
SPDR Financial Select Sector Fund	370,607	8,138,529

Small/Mid-Cap Value - 1.23%
Alerian MLP ETF +	208,000	3,766,880

Total Equity Funds (cost $130,709,219)		159,881,304

Money Market Funds - 2.83%
Short-Term Cash - 2.83%
Federated Prime Cash Obligations Fund, 0.02% **	8,641,574	8,641,574
Total Money Market Funds (cost $8,641,574)		8,641,574

Collateral for Securities Loaned - 13.99%
BNY Mellon Overnight Government Fund	24,029,500	24,029,500
Milestone Treasury Obligations Fund Institutional Class	10,000,000	10,000,000
U.S. Treasury Bond, 6.00%, 2/15/26	318,463	318,463
U.S. Treasury Notes: 0.250%-4.250%, 10/31/14 - 8/15/21	6,970,019	6,970,019
U.S. Treasury STRIPS: 0.00%, 11/15/25 & 2/15/28	13,791	13,791
U.S. Treasury Inflationary Notes: 0.125%-3.375%, 4/15/15 - 2/15/41	1,403,067	1,403,067
Total Collateral for Securities Loaned (cost $42,734,840)		42,734,840

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Clermont Fund (Continued)
April 30, 2014
Value

Total Investments (cost $319,818,247) - 114.90%	$ 351,113,699
Other Assets Less Liabilities - Net - (14.90)%	(45,528,658)
NET ASSETS - 100.00%	$ 305,585,041

+ All or a portion of this security is on loan. Total loaned securities had a value of $41,718,586 at April 30, 2014.
* Non-income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on April 30, 2014.

EMU - European Monetary Union
ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
MLP - Master Limited Partnership
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Select Allocation Fund
April 30, 2014
	Shares	Value
Common Stock - 1.50%
Large Cap Value - 1.50%
Berkshire Hathaway, Inc. - Class B *	27,230	$ 3,508,585
Total Common Stock (cost $2,595,155)		3,508,585

Bond Funds - 22.25%
High Yield Bonds - 4.79%
iShares iBoxx $ High Yield Corporate Bond ETF +	27,690	2,612,275
PIMCO 0-5 Year High Yield Corporate Bond Index ETF +	80,700	8,610,690
		11,222,965
Intermediate/Long-Term Bonds - 3.61%
iShares Floating Rate Bond ETF	166,941	8,467,248

International Bond - 1.02%
iShares JP Morgan USD Emerging Markets Bond ETF +	21,365	2,396,512

Short-Term Bonds - 12.83%
iShares 1-3 Year Treasury Bond ETF	60,000	5,071,200
PIMCO Enhanced Short Maturity ETF +	70,500	7,150,815
SPDR Barclays Short Term Corporate Bond ETF +	305,666	9,411,456
SPDR Barclays Short Term High Yield Bond ETF	121,500	3,761,640
SPDR Nuveen Barclays Short Term Municipal Bond ETF +	192,037	4,668,419
		30,063,530

Total Bond Funds (cost $51,734,819)		52,150,255

Equity Funds - 74.50%
Commodity Funds - 2.67%
GreenHaven Continuous Commodity Index Fund *	110,000	3,162,500
PowerShares DB Commodity Index Tracking Fund *	116,800	3,084,688
		6,247,188
Currency - 0.96%
PowerShares DB US Dollar Index Bullish Fund * +	106,000	2,255,680

Developed International - 13.52%
iShares MSCI ACWI ex US ETF	260,981	12,357,450
iShares MSCI EAFE ETF	265,220	18,119,830
iShares MSCI Italy Capped ETF +	68,000	1,226,720
		31,704,000

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Select Allocation Fund (Continued)
April 30, 2014
	Shares	Value
Emerging Markets - 3.86%
Global X FTSE Greece 20 ETF	46,000	$ 1,066,740
Guggenheim China Small Cap ETF	66,200	1,604,026
iShares MSCI Brazil Capped ETF +	28,500	1,340,640
iShares MSCI Frontier 100 ETF	73,979	2,750,539
iShares MSCI Mexico Capped ETF	16,400	1,047,632
WisdomTree Emerging Markets Equity Income Fund	25,000	1,238,250
		9,047,827
Global Equity - 0.84%
iShares Global Energy ETF	42,600	1,976,214

Large Cap Core - 15.84%
iShares Core S&P 500 ETF	28,520	5,405,681
Market Vectors Wide Moat ETF	25,600	758,528
SPDR Industrial Select Sector Fund +	96,200	5,101,486
SPDR Materials Select Sector Fund +	49,700	2,370,690
SPDR S&P 500 ETF Trust	18,890	3,559,443
Vanguard Health Care ETF +	45,850	4,836,717
Vanguard Large-Cap ETF	98,990	8,560,655
Vanguard Total Stock Market ETF	67,060	6,540,362
		37,133,562
Large Cap Growth - 17.44%
iShares North American Tech-Software ETF	40,000	3,173,200
iShares Russell 1000 Growth ETF	54,740	4,740,484
PowerShares QQQ Trust Series 1 +	146,370	12,791,274
SPDR Technology Select Sector Fund	89,130	3,248,789
Vanguard Growth ETF +	91,610	8,567,367
Vanguard Information Technology ETF	64,650	5,865,695
Vanguard Mega Cap Growth ETF	34,200	2,490,102
		40,876,911
Large Cap Value - 12.12%
SPDR Dow Jones Industrial Average ETF Trust	75,511	12,493,295
SPDR Energy Select Sector Fund +	97,430	9,133,088
SPDR Financial Select Sector Fund	308,450	6,773,562
		28,399,945
Small/Mid Cap Core - 7.25%
iShares Russell Mid-Cap ETF +	17,230	2,651,525
SPDR S&P MidCap 400 ETF Trust	34,200	8,437,824
Vanguard Small-Cap ETF +	53,750	5,922,712
		17,012,061

Total Equity Funds (cost $141,468,674)		174,653,388

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Select Allocation Fund (Continued)
April 30, 2014
	Shares	Value
Money Market Funds - 2.28%
Short-Term Cash -2.28%
Federated Prime Cash Obligations Fund, 0.02% **	5,346,475	$ 5,346,475
Total Money Market Funds (cost $5,346,475)		5,346,475

Collateral for Securities Loaned - 20.44%
BNY Mellon Overnight Government Fund	30,017,961	30,017,961
Milestone Treasury Obligations Fund Institutional Class	5,000,000	5,000,000
U.S. Treasury Notes: 0.250%-3.125%, 10/31/14 - 8/15/21	12,899,522	12,899,522
Total Collateral for Securities Loaned (cost $47,917,483)		47,917,483

Total Investments (cost $249,062,606) - 120.97%		$ 283,576,186
Other Assets Less Liabilities - Net - (20.97)%		(49,149,297)
NET ASSETS - 100.00%		$ 234,426,889

* Non-income producing security.
+ All or a portion of this security is on loan. Total loaned securities had a value of $46,848,503 at April 30, 2014.
** Money Market Fund; Interest rate reflects seven-day effective yield on April 30, 2014.

ACWI - All Country World Index
DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Descartes Fund
April 30, 2014
	Shares	Value
Bond Funds - 13.35%
High Yield Bonds - 3.30%
PowerShares Senior Loan Portfolio	219,000	$ 5,418,060

International Bond - 1.10%
iShares JP Morgan USD Emerging Markets Bond ETF +	16,000	1,794,720

Short-Term Bonds - 8.95%
iShares 1-3 Year Treasury Bond ETF	44,000	3,718,880
PIMCO Enhanced Short Maturity ETF	39,000	3,955,770
SPDR Barclays Short Term High Yield Bond ETF	127,000	3,931,920
SPDR Nuveen Barclays Short Term Municipal Bond ETF	127,000	3,087,370
		14,693,940

Total Bond Funds (cost $22,048,780)		21,906,720

Equity Funds - 85.85%
Commodity Funds - 2.41%
PowerShares DB Commodity Index Tracking Fund *	150,000	3,961,500

Currency - 1.04%
PowerShares DB US Dollar Index Bullish Fund *	80,000	1,702,400

Developed International - 12.90%
db X-trackers MSCI EAFE Hedged Equity Fund	50,000	1,365,000
iShares MSCI All Country World Minimum Volatility ETF +	14,000	915,040
iShares MSCI EAFE ETF	132,000	9,018,240
iShares MSCI EMU ETF	132,000	5,682,600
iShares MSCI Italy Capped ETF +	38,000	685,520
iShares MSCI United Kingdom ETF	52,000	1,119,040
WisdomTree International SmallCap Dividend Fund	37,000	2,387,610
		21,173,050
Emerging Markets - 3.56%
iShares Core MSCI Emerging Markets ETF	99,000	4,906,440
WisdomTree International Emerging Markets Equity Income	19,000	941,070
		5,847,510

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Descartes Fund (Continued)
April 30, 2014
	Shares	Value
Global Equity - 7.77%
iShares Global Energy ETF	69,000	$ 3,200,910
iShares Global Healthcare ETF +	22,000	2,009,040
iShares Global Industrials ETF +	45,000	3,230,550
iShares Global Tech ETF +	51,000	4,317,150
		12,757,650
Large Cap Core - 13.71%
Guggenheim Russell Top 50 Mega Cap ETF	29,500	3,872,105
iShares Core S&P 500 ETF	12,000	2,274,480
iShares S&P 100 ETF +	67,000	5,611,920
iShares U.S. Healthcare ETF +	32,000	3,904,640
iShares U.S. Industrials ETF +	56,000	5,664,960
Vanguard Materials ETF	11,000	1,171,720
		22,499,825
Large Cap Growth - 25.75%
iShares MSCI USA Quality Factor ETF	48,000	2,724,960
iShares North American Tech ETF	17,000	1,522,860
iShares North American Tech-Software ETF +	76,000	6,029,080
iShares Russell 1000 Growth ETF	256,000	22,169,600
iShares S&P 500 Growth ETF	29,000	2,900,000
Vanguard Mega Cap Growth ETF	95,000	6,916,950
		42,263,450
Large Cap Value - 12.18%
iShares Morningstar Large-Cap Value ETF	15,000	1,243,800
iShares Russell 1000 Value ETF	67,000	6,524,460
iShares S&P 500 Value ETF +	36,000	3,165,480
iShares U.S. Financials ETF	78,000	6,267,300
SPDR Dow Jones Industrial Average ETF Trust	10,000	1,654,500
SPDR Energy Select Sector Fund +	12,000	1,124,880
.		19,980,420
Small/Mid Cap Growth - 3.51%
iShares Russell 2000 Growth ETF +	21,000	2,710,890
iShares Russell Mid-Cap Growth ETF +	36,000	3,042,720
		5,753,610
Small/Mid Cap Value - 3.02%
Guggenheim S&P 500 Pure Value ETF +	48,000	2,508,480
iShares U.S. Insurance ETF	53,000	2,450,190
		4,958,670

Total Equity Funds (cost $107,647,168)		140,898,085

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Descartes Fund (Continued)
April 30, 2014
	Shares	Value
Money Market Funds - 1.23%
Short-Term Cash - 1.23%
Federated Prime Cash Obligations Fund, 0.02% **	2,024,838	$ 2,024,838
Total Money Market Funds (cost $2,024,838)		2,024,838

Collateral for Securities Loaned - 9.68%
BNY Mellon Overnight Government Fund	15,876,657	15,876,657
Total Collateral for Securities Loaned (cost $15,876,657)		15,876,657

Total Investments (cost $147,597,443) - 110.11%		$ 180,706,300
Other Assets Less Liabilities - Net - (10.11)%		(16,586,402)
NET ASSETS - 100.00%		$ 164,119,898

+ All or a portion of this security is on loan. Total loaned securities had a value of $15,538,063 at April 30, 2014.
* Non-income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on April 30, 2014.

DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
EMU - European Monetary Union
ETF - Exchange Traded Fund
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Liahona Fund
April 30, 2014
	Shares	Value
Bond Funds - 30.71%
High Yield Bonds - 3.83%
iShares iBoxx $ High Yield Corporate Bond ETF ^	17,000	$ 1,603,780
PIMCO 0-5 Year High Yield Corporate Bond Index ETF ^	41,000	4,374,700
PowerShares Senior Loan Portfolio	154,000	3,809,960
		9,788,440
Intermediate/Long-Term Bonds - 8.19%
iShares 3-7 Year Treasury Bond ETF +	52,000	6,301,360
iShares Floating Rate Bond ETF	174,000	8,825,280
iShares Intermediate Credit Bond ETF	19,000	2,082,020
SPDR Blackstone / GSO Senior Loan ETF	74,000	3,687,420
		20,896,080
Short-Term Bonds - 18.69%
iShares 1-3 Year Credit Bond ETF	134,000	14,138,340
iShares 1-3 Year Treasury Bond ETF ^ +	265,000	22,397,800
PIMCO Enhanced Short Maturity ETF +	110,000	11,157,300
		47,693,440

Total Bond Funds (cost $78,304,873)		78,377,960

Equity Funds - 68.68%
Commodity Funds - 0.54%
PowerShares DB Commodity Index Tracking Fund *	52,000	1,373,320

Developed International - 15.66%
db X-trackers MSCI EAFE Hedged Equity Fund	80,000	2,184,000
iShares International Select Dividend ETF ^	56,000	2,237,200
iShares MSCI All Country World Minimum Volatility ETF +	41,000	2,679,760
iShares MSCI Asia EX-Japan	82,000	4,888,840
iShares MSCI Canada ETF ^	64,000	1,954,560
iShares MSCI EAFE Minimum Volatility ETF ^	62,000	3,987,220
iShares MSCI EMU ETF	223,000	9,600,150
iShares MSCI Italy Capped ETF ^	95,000	1,713,800
iShares MSCI Japan Small-Cap ETF	13,000	670,995
iShares MSCI Spain Index	44,000	1,846,680
Vanguard FTSE Europe ETF	37,000	2,238,870
Vanguard FTSE Pacific ETF ^	19,000	1,121,760
WisdomTree International SmallCap Dividend Fund	75,000	4,839,750
		39,963,585
Emerging Markets - 2.87%
Guggenheim China Small Cap ETF	20,000	484,600
iShares Core MSCI Emerging Markets ETF	29,000	1,437,240
iShares MSCI Emerging Markets Minimum Volatility ETF	34,000	1,980,160

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Liahona Fund (Continued)
April 30, 2014
	Shares	Value
Emerging Markets - 2.87% (Continued)
iShares MSCI Emerging Markets Small-Cap ETF	71,000	$ 3,431,430
		7,333,430
Global Equity - 3.30%
iShares Global Energy ETF ^	41,000	1,901,990
iShares Global Healthcare ETF ^	23,000	2,100,360
iShares Global Industrials ETF	43,000	3,086,970
PowerShares Global Listed Private Equity Portfolio	113,000	1,340,180
		8,429,500
Inverse Equity - 0.66%
ProShares Short Russell2000 * ^	99,000	1,692,900

Large Cap Core - 16.71%
iShares Morningstar Large-Cap ETF ^	65,000	7,173,400
iShares MSCI USA Momentum Factor ETF	61,000	3,642,310
iShares S&P 100 ETF	150,000	12,564,000
iShares U.S. Healthcare ETF	43,000	5,246,860
iShares U.S. Industrials ETF	36,000	3,641,760
PowerShares S&P 500 High Quality Portfolio ^	325,000	6,792,500
Vanguard Consumer Staples ETF ^	12,000	1,363,461
Vanguard Industrials ETF	22,000	2,233,220
		42,657,511
Large Cap Growth - 17.33%
Fidelity MSCI Information Technology Index ETF	71,000	1,944,690
iShares Morningstar Large-Cap Growth ETF	64,000	6,418,560
iShares MSCI USA Quality Factor ETF	115,000	6,528,550
iShares North American Tech ETF	43,000	3,851,940
iShares North American Tech-Software ETF	29,000	2,300,570
iShares S&P 500 Growth ETF	135,000	13,500,000
iShares U.S. Oil Equipment & Services ETF ^	9,000	635,940
PowerShares FTSE RAFI US 1000 Portfolio	32,000	2,732,800
Vanguard Information Technology ETF	44,000	3,992,120
Vanguard Mega Cap Growth ETF	32,000	2,329,920
		44,235,090
Large Cap Value - 4.83%
iShares Morningstar Large-Cap Value ETF	54,000	4,477,680
iShares MSCI USA Minimum Volatility ETF ^	87,000	3,178,110
iShares MSCI USA Value Factor ETF ^	8,000	488,319
iShares U.S. Telecommunications ETF	29,000	850,570
SPDR S&P Regional Banking ETF ^	46,000	1,770,540
PowerShares KBW Regional Banking Portfolio ^	42,000	1,551,060
		12,316,279
Preferred Security - 1.06%
iShares U.S. Preferred Stock ETF	68,000	2,689,400

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Liahona Fund (Continued)
April 30, 2014
	Shares	Value
Small/Mid Cap Core - 0.78%
PowerShares S&P SmallCap Industrials Portfolio ^	45,000	$ 1,998,450

Small/Mid Cap Growth - 3.69%
iShares North American Tech-Multimedia Networking ETF	62,000	2,063,980
iShares U.S. Medical Devices ETF ^	25,000	2,375,500
PowerShares S&P SmallCap Information Technology Portfolio ^	63,000	2,713,410
SPDR S&P Capital Markets ETF	48,000	2,265,600
		9,418,490
Small/Mid Cap Value - 1.25%
Guggenheim S&P 500 Pure Value ETF	40,000	2,090,400
iShares Russell Mid-Cap Value ETF ^	16,000	1,104,160
		3,194,560

Total Equity Funds (cost $147,011,274)		175,302,515

Money Market Funds - 0.93%
Short-Term Cash - 0.93%
Federated Prime Cash Obligations Fund, 0.02% **	2,366,845	2,366,845
Total Money Market Funds (cost $2,366,845)		2,366,845

Collateral for Securities Loaned - 5.30%
BNY Mellon Overnight Government Fund	13,524,445	13,524,445
Total Collateral for Securities Loaned (cost $13,524,445)		13,524,445

Total Investments (cost $241,207,437) - 105.62%		$ 269,571,765
Other Assets Less Liabilities - Net - (5.62)%		(14,340,586)
NET ASSETS - 100.00%		$ 255,231,179

	Shares	Value
Securities Sold Short *
Large Cap Core
SPDR Consumer Discretionary Select Sector Fund	60,000	$ 3,830,400
SPDR Consumer Staples Select Sector Fund	18,000	779,040
		4,609,440
Real Estate
iShares US Real Estate ETF	5,000	348,400

Total Securities Sold Short (proceeds $4,660,718)		$ 4,957,840

^ All or a portion of this security is on loan. Total loaned securities had a value of $13,193,769 at April 30, 2014.
+ All or part of the security was held as collateral for securities sold short as of April 30, 2014.
* Non-income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on April 30, 2014.

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Liahona Fund (Continued)
April 30, 2014

DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
EMU - European Monetary Union
ETF - Exchange Traded Fund
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Enhanced Income Fund
April 30, 2014
	Shares	Value
Equity Funds - 99.09%
Developed International - 8.35%
iShares MSCI EAFE ETF +	113,200	$ 7,733,824

Emerging Markets - 1.03%
iShares MSCI Emerging Markets ETF +	23,000	950,590

Inverse Equity - 31.66%
ProShares Short Dow30 * +	321,600	8,284,416
ProShares Short Russell2000 * +	202,000	3,454,200
ProShares Short S&P500 *	720,000	17,596,800
		29,335,416
Large Cap Core - 26.18%
iShares Core S&P 500 ETF +	25,800	4,890,132
SPDR Industrial Select Sector Fund +	6,300	334,089
SPDR S&P 500 ETF Trust +	101,000	19,031,430
		24,255,651
Large Cap Growth - 7.54%
Powershares QQQ Trust Series 1 +	69,950	6,112,930
SPDR Technology Select Sector Fund	24,000	874,800
		6,987,730
Large Cap Value - 17.43%
SPDR Dow Jones Industrial Average ETF Trust +	92,175	15,250,354
SPDR Energy Select Sector Fund +	4,000	374,960
SPDR S&P Bank ETF +	16,500	528,990
		16,154,304
Small/Mid Cap Core - 6.90%
iShares Russell 2000 ETF +	36,800	4,120,864
SPDR S&P MidCap 400 ETF Trust +	9,200	2,269,824
		6,390,688

Total Equity Funds (cost $90,574,483)		91,808,203

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Enhanced Income Fund (Continued)
April 30, 2014
	Shares	Value
Money Market Funds - 1.25%
Federated Prime Cash Obligations Fund, 0.02% **	1,159,047	$ 1,159,047
Total Money Market Funds (cost $1,159,047)		1,159,047

Total Investments (cost $91,733,530) - 100.34%		$ 92,967,250
Other Assets Less Liabilities - Net - (0.34)%		(311,124)
NET ASSETS - 100.00%		$ 92,656,126

+ Subject to written options.
* Non-income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on April 30, 2014.
The market value of securities held to cover written call options at April 30, 2014 was $40,416,644.

EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

	Contracts**	Value
Schedule of Call Options Written *
iShares Core S&P 500 ETF Call	50	$ 1,250
May 2014, Exercise Price $193
iShares Core S&P 500 ETF Call	50	500
May 2014, Exercise Price $194
iShares Core S&P 500 ETF Call	50	625
May 2014, Exercise Price $195
iShares MSCI EAFE ETF Call	200	1,800
May 2014, Exercise Price $70
iShares MSCI Emerging Markets ETF Call	75	450
May 2014, Exercise Price $43
iShares MSCI Emerging Markets ETF Call	150	300
May 2014, Exercise Price $44
iShares Russell 2000 ETF Call	90	1,080
May 2014, Exercise Price $118
iShares Russell 2000 ETF Call	75	525
May 2014, Exercise Price $119

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Enhanced Income Fund (Continued)
April 30, 2014
	Contracts**	Value
Schedule of Call Options Written * (Continued)
iShares Russell 2000 ETF Call	100	$ 300
May 2014, Exercise Price $120
iShares Russell 2000 ETF Call	100	300
May 2014, Exercise Price $121
Powershares QQQ Trust Series 1 Call	150	2,400
May 2014, Exercise Price $90.63
Powershares QQQ Trust Series 1 Call	150	1,950
May 2014, Exercise Price $91
Powershares QQQ Trust Series 1 Call	150	1,050
May 2014, Exercise Price $91.63
Powershares QQQ Trust Series 1 Call	150	900
May 2014, Exercise Price $92
ProShares Short Dow30	350	2,625
May 2014, Exercise Price $28
ProShares Short Russell2000 Call	50	500
May 2014, Exercise Price $18
ProShares Short Russell2000 Call	400	2,000
May 2014, Exercise Price $19
SPDR Dow Jones Industrial Average ETF Trust Call	150	2,400
May 2014, Exercise Price $169
SPDR Dow Jones Industrial Average ETF Trust Call	200	1,400
May 2014, Exercise Price $170
SPDR Energy Select Sector Fund Call	40	1,120
May 2014, Exercise Price $96
SPDR Industrial Select Sector Fund Call	63	1,071
May 2014, Exercise Price $54
SPDR S&P 500 ETF Trust Call	150	5,400
May 2014, Exercise Price $192
SPDR S&P 500 ETF Trust Call	200	4,000
May 2014, Exercise Price $193
SPDR S&P 500 ETF Trust Call	300	2,700
May 2014, Exercise Price $194
SPDR S&P 500 ETF Trust Call	200	1,200
May 2014, Exercise Price $195

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Enhanced Income Fund (Continued)
April 30, 2014
	Contracts**	Value
Schedule of Call Options Written * (Continued)
SPDR S&P Bank ETF	10	$ 75
May 2014, Exercise Price $34
SPDR S&P MidCap 400 ETF Trust Call	20	200
May 2014, Exercise Price $255
SPDR S&P MidCap 400 ETF Trust Call	50	250
May 2014, Exercise Price $260
Total Call Options Written (proceeds $44,595)		$ 38,371

* Non-income producing security.
** Each option contract allows the holder of the option to purchase or sell 50 or 100 shares of the underlying security.

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Flexible Income Fund
April 30, 2014
	Shares	Value
Bond Funds - 77.31%
High Yield Bonds - 21.76%
iShares iBoxx $ High Yield Corporate Bond ETF +	103,080	$ 9,724,567
Peritus High Yield ETF +	33,700	1,777,675
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	52,295	5,579,877
PIMCO Enhanced Short Maturity ETF +	77,415	7,852,204
PowerShares Senior Loan Portfolio	434,800	10,756,952
		35,691,275
Intermediate/Long-Term Bonds - 33.04%
iShares 3-7 Year Treasury Bond ETF	27,500	3,332,450
iShares Core Total US Bond Market ETF	90,626	9,841,077
iShares Credit Bond ETF	33,450	3,696,560
iShares Floating Rate Bond ETF	49,075	2,489,084
iShares iBoxx $ Investment Grade Corporate Bond ETF	18,725	2,212,359
iShares Intermediate Credit Bond ETF	90,380	9,903,841
iShares National AMT-Free Muni Bond ETF +	24,775	2,678,921
PIMCO Total Return ETF	29,700	3,187,107
SPDR Blackstone / GSO Senior Loan ETF	40,000	1,993,200
Vanguard Intermediate-Term Corporate Bond ETF	66,525	5,699,197
Vanguard Mortgage-Backed Securities ETF	41,000	2,134,050
Vanguard Total Bond Market ETF	85,885	7,012,510
		54,180,356
International Bond - 4.32%
iShares 1-3 Year International Treasury Bond ETF	5,600	540,456
iShares Emerging Markets Local Currency Bond ETF +	52,400	2,642,532
SPDR DB International Government Inflation-Protected Bond ETF	63,675	3,896,910
		7,079,898
Short-Term Bonds - 18.19%
Guggenheim BulletShares 2014 Corporate Bond ETF +	163,930	3,460,562
iShares 1-3 Year Treasury Bond ETF +	44,041	3,722,345
iShares Short-Term National AMT-Free Muni Bond ETF	16,450	1,748,643
PIMCO 1-5 Year U.S. TIPS Index ETF +	57,500	3,059,575
SPDR Barclays Short Term High Yield Bond ETF	246,475	7,630,866
SPDR Nuveen Barclays Short Term Municipal Bond ETF	136,871	3,327,334
Vanguard Short-Term Corporate Bond ETF	85,875	6,886,316
		29,835,641

Total Bond Funds (cost $125,810,549)		126,787,170

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Flexible Income Fund (Continued)
April 30, 2014
	Shares	Value
Equity Funds - 9.37%
Currency - 1.14%
PowerShares DB US Dollar Index Bullish Fund *	88,000	$ 1,872,640

Developed International - 1.10%
iShares MSCI EAFE ETF	12,500	854,000
iShares MSCI EAFE Value ETF +	16,000	944,160
		1,798,160
Inverse Bond - 0.02%
ProShares UltraShort 20+ Year Treasury * +	500	32,330

Inverse Equity - 0.42%
ProShares Short S&P500 * +	28,000	684,320

Large Cap Core - 1.64%
iShares Core S&P 500 ETF	14,200	2,691,468

Large Cap Value - 1.84%
PowerShares S&P 500 Low Volatility Portfolio +	59,300	2,051,187
Vanguard High Dividend Yield ETF +	15,000	967,050
		3,018,237
Preferred Security - 3.21%
iShares U.S. Preferred Stock ETF	46,775	1,849,951
PowerShares Financial Preferred Portfolio +	119,461	2,143,130
PowerShares Preferred Portfolio +	88,700	1,279,054
		5,272,135

Total Equity Funds (cost $14,879,874)		15,369,290

	Principal ($)
U.S. Government and Agency Obligations - 10.43%
Federal Home Loan Bank, 2.90%, due 4/20/17	$ 212,569	219,426
FGLMC, 4.50%, due 2/1/41	504,560	542,390
FGLMC, 5.50%, due 6/1/34	404,383	449,114
FGLMC, 6.00%, due 5/1/37	196,087	218,402
FGLMC, 6.50%, due 4/1/39	289,677	323,826
FNCL, 3.50%, due 12/1/30	430,978	436,317
FNCL, 3.50%, due 7/1/32	795,913	813,846
FNCL, 4.00%, due 2/1/40	422,309	442,447
FNCL, 4.00%, due 10/1/40	416,277	436,308

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Flexible Income Fund (Continued)
April 30, 2014
	Principal ($)	Value
U.S. Government and Agency Obligations - 10.43% (continued)
FNCL, 4.00%, due 6/1/41	$ 658,734	$ 690,432
FNCL, 4.00%, due 9/1/41	919,238	963,570
FNCL, 4.00%, due 12/1/41	534,178	559,940
FNCL, 5.00%, due 11/1/39	524,727	575,214
FNCL, 5.00%, due 2/1/40	879,506	967,991
FNCL, 5.50%, due 12/1/39	384,459	425,214
FNCL, 5.50%, due 4/1/40	519,130	576,547
FNCL, 6.00%, due 12/1/35	552,104	618,889
FNCL, 6.00%, due 12/1/38	205,670	229,220
FNMA, 2.00%, due 8/28/20	1,000,000	991,166
Freddie Mac, 2.00%, due 3/12/20	1,000,000	975,331
Freddie Mac, 5.40%, due 3/17/21	750,000	815,510
GNMA, 3.50%, due 7/16/39	283,608	296,120
GNMA, 4.00%, due 2/20/39	623,370	656,401
United States Treasury Note, 4.25%, due 11/15/17	2,500,000	2,770,507
United States Treasury Note, 4.50%, due 5/15/17	1,000,000	1,108,125
Total U.S. Government and Agency Obligations (cost $16,649,678)		17,102,253

Money Market Funds - 3.37%	Shares
Short-Term Cash - 3.37%
Federated Prime Cash Obligations Fund, 0.02% **	5,525,230	5,525,230
Total Money Market Funds (cost $5,525,230)		5,525,230

Collateral for Securities Loaned - 16.27%
BNY Mellon Overnight Government Fund	26,678,489	26,678,489
Total Collateral for Securities Loaned (cost $26,678,489)		26,678,489

Total Investments (cost $189,543,820) - 116.75%		$ 191,462,432
Other Assets Less Liabilities - Net - (16.75)%		(27,461,939)
NET ASSETS - 100.00%		$ 164,000,493

+ All or a portion of this security is on loan. Total loaned securities had a value of $26,076,511 at April 30, 2014.
* Non-income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on April 30, 2014.

DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
MBS - Mortgage Backed Security
SPDR - Standard & Poors' Depositary Receipts

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Select Appreciation Fund
April 30, 2014
	Shares	Value
Equity Funds - 99.19%
Developed International - 14.22%
iShares International Select Dividend ETF	147,000	$ 5,872,650
iShares MSCI Ireland Capped ETF	50,000	1,929,500
WisdomTree Europe SmallCap Dividend Fund	85,000	5,307,400
		13,109,550
Emerging Markets - 0.52%
iShares MSCI Poland Capped ETF	16,000	485,120

Global Equity - 4.12%
PowerShares Global Listed Private Equity Portfolio	320,000	3,795,200

Large Cap Core - 22.12%
Guggenheim S&P 500 Equal Weight ETF +	100,000	7,327,000
Market Vectors Wide Moat ETF +	257,000	7,614,910
ProShares Large Cap Core Plus +	46,000	4,204,860
SPDR Materials Select Sector Fund +	26,000	1,240,200
		20,386,970
Large Cap Growth - 17.08%
First Trust Dow Jones Internet Index Fund * +	39,000	2,140,320
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	47,000	1,594,240
First Trust NASDAQ Technology Dividend Index Fund +	80,000	2,024,000
iShares PHLX Semiconductor ETF +	49,000	3,831,310
Market Vectors Gaming ETF	39,000	1,948,050
Powershares Dynamic Pharmaceuticals Portfolio	73,000	4,209,910
		15,747,830
Large Cap Value - 1.12%
First Trust Capital Strength Portfolio	31,000	1,031,060

Small/Mid Cap Core - 4.90%
AdvisorShares Trim Tabs Float Shrink ETF	24,000	1,192,558
Guggenheim Spin-Off ETF +	74,000	3,318,160
		4,510,718
Small/Mid Cap Growth - 13.13%
First Trust US IPO Index Fund	48,000	2,189,760
iShares U.S. Medical Devices ETF	39,000	3,705,780
Powershares Dynamic Leisure & Entertainment Portfolio	72,000	2,329,200
SPDR S&P Oil & Gas Equipment & Services ETF +	83,000	3,879,420
		12,104,160

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Select Appreciation Fund (Continued)
April 30, 2014
	Shares	Value
Small/Mid Cap Value - 19.37%
Guggenheim Shipping ETF	95,000	$ 2,063,400
Guggenheim Timber ETF +	167,000	4,118,220
iShares U.S. Insurance ETF	134,000	6,194,820
PowerShares Dynamic Market Portfolio +	78,000	5,480,280
		17,856,720
Other - 2.61%
WisdomTree Managed Futures Strategy Fund *	58,000	2,404,680

Total Equity Funds (cost $73,893,687)		91,432,008

Money Market Funds - 1.29%
Short-Term Cash - 1.29%
Federated Prime Cash Obligations Fund, 0.02% **	1,186,346	1,186,346
Total Money Market Funds (cost $1,186,346)		1,186,346

Collateral for Securities Loaned - 18.34%
BNY Mellon Overnight Government Fund	16,904,725	16,904,725
Total Collateral for Securities Loaned (cost $16,904,725)		16,904,725

Total Investments (cost $91,984,758) - 118.82%		$ 109,523,079
Other Assets Less Liabilities - Net - (18.82)%		(17,346,983)
NET ASSETS - 100.00%		$ 92,176,096

+ All or a portion of this security is on loan. Total loaned securities had a value of $16,516,324 at April 30, 2014.
* Non-income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on April 30, 2014.

ETF - Exchange Traded Fund
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Shelter Fund
April 30, 2014
	Shares	Value
Equity Funds - 98.91%
Developed International - 10.94%
iShares MSCI EAFE ETF	110,995	$ 7,583,178

Emerging Markets - 1.97%
iShares MSCI Emerging Markets ETF	33,055	1,366,163

Large Cap Core - 3.95%
iShares Core S&P 500 ETF	14,460	2,740,748

Large Cap Growth - 33.53%
iShares S&P 500 Growth ETF	116,335	11,633,500
Vanguard Growth ETF	124,080	11,603,962
		23,237,462
Large Cap Value - 38.75%
iShares S&P 500 Value ETF	132,655	11,664,354
PowerShares S&P 500 Low Volatility Portfolio	101,575	3,513,479
Vanguard Value ETF	148,245	11,678,741
		26,856,574
Small/Mid Cap Core - 9.77%
iShares Core S&P Mid-Cap ETF	30,145	4,078,619
iShares Russell 2000 ETF	24,055	2,693,679
		6,772,298

Total Equity Funds (cost $62,389,335)		68,556,423

Money Market Funds - 1.37%
Federated Prime Cash Obligations Fund, 0.02% *	952,556	952,556
Total Money Market Funds (cost $952,556)		952,556

Total Investments (cost $63,341,891) - 100.28%		$ 69,508,979
Other Assets Less Liabilities - Net - (0.28)%		(195,317)
NET ASSETS - 100.00%		$ 69,313,662

* Money Market Fund; Interest rate reflects seven-day effective yield on April 30, 2014.

EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
MSCI - Morgan Stanley Capital International

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Statements of Assets and Liabilities
April 30, 2014
			Select
	Amerigo	Clermont	Allocation	Descartes	Liahona
Assets:	Fund	Fund	Fund	Fund	Fund
Investments, at cost	$ 464,668,332	$ 319,818,247	$ 249,062,606	$ 147,597,443	$ 241,207,437
Investments in securities, at value *	$ 562,462,006	$ 351,113,699	$ 283,576,186	$ 180,706,300	$ 269,571,765
Deposit with broker	-	-	-	-	4,624,436
Receivable for securities sold	-	1,118,498	-	-	2,746,014
Receivable for fund shares sold	84,084	82,353	60,150	41,651	87,036
Receivable for security lending	4,037	4,905	2,288	1,527	1,721
Interest and dividends receivable	62	32,836	45,213	3,562	22,032
Prepaid expenses and other assets	47,140	32,363	61,564	23,207	25,833
Total Assets	562,597,329	352,384,654	283,745,401	180,776,247	277,078,837
Liabilities:
Securities lending collateral (Note 8)	73,807,647	42,734,840	47,917,483	15,876,657	13,524,445
Payable for securities purchased	-	2,885,701	448,600	-	2,238,858
Securities sold short, at value (Proceeds - $0,
$0, $0, $0, $4,660,718, respectively (Note 2)	-	-	-	-	4,957,840
Payable for fund shares redeemed	1,636,042	898,915	728,222	623,574	897,630
Accrued advisory fees	385,027	227,591	160,259	112,232	185,862
Fees payable to other affiliates	49,156	40,012	35,961	29,403	30,220
Accrued distribution (12b-1) fees	2,184	-	-	-	-
Call options written, at fair value (premiums
received $0, $0, $0, $0, $0)	-	-	-	-	-
Accrued expenses and other liabilities	13,212	12,554	27,987	14,483	12,803
Total Liabilities	75,893,268	46,799,613	49,318,512	16,656,349	21,847,658
Net Assets	$ 486,704,061	$ 305,585,041	$ 234,426,889	$ 164,119,898	$ 255,231,179
Net Assets:
Paid in capital ($0 par value, unlimited	$ 394,726,694	$ 271,918,449	$ 198,641,158	$ 130,272,273	$ 221,790,801
shares authorized)
Undistributed net investment income (loss)	3,821,494	97,711	160,251	124,600	45,103
Accumulated net realized gain (loss)
on investments, securities sold short
and written options	(9,637,801)	2,273,429	1,111,900	614,168	5,328,069
Net unrealized appreciation (depreciation)
on investments, securities sold short,
and written options	97,793,674	31,295,452	34,513,580	33,108,857	28,067,206
Net Assets	$ 486,704,061	$ 305,585,041	$ 234,426,889	$ 164,119,898	$ 255,231,179
Class C Shares:
Net assets	$ 2,689,379	$ -	$ -	$ -	$ -
Net asset value and offering price per share
(Net assets ÷ Total shares of beneficial
interest outstanding)**	$ 16.56	$ -	$ -	$ -	$ -
Total shares outstanding at end of year	162,362	-	-	-	-

Class N Shares:
Net assets	$ 484,014,682	$ 305,585,041	$ 234,426,889	$ 164,119,898	$ 255,231,179
Net asset value and offering price per share
(Net assets ÷ Total shares of beneficial
interest outstanding)	$ 17.61	$ 10.82	$ 11.17	$ 12.84	$ 10.61
Total shares outstanding at end of year	27,488,737	28,238,718	20,984,498	12,777,533	24,052,722

* Includes Securities Loaned $72,198,343; $41,718,586; $46,848,503; $15,538,063; $13,193,769.
** Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Statements of Assets and Liabilities (Continued)
April 30, 2014
	Enhanced	Flexible	Select
	Income	Income	Appreciation	Shelter
Assets:	Fund	Fund	Fund	Fund
Investments, at cost	$ 91,733,530	$ 189,543,820	$ 91,984,758	$ 63,341,891
Investments in securities, at value *	$ 92,967,250	$ 191,462,432	$ 109,523,079	$ 69,508,979
Deposit with broker	-	-	-	-
Receivable for securities sold	-	-	-	-
Receivable for fund shares sold	34,951	56,223	20,964	832
Receivable for security lending		1,595	336	-
Interest and dividends receivable	12,238	143,572	32	37
Prepaid expenses and other assets	16,197	19,294	32,532	16,088
Total Assets	93,030,636	191,683,116	109,576,943	69,525,936
Liabilities:
Securities lending collateral (Note 8)	-	26,678,489	16,904,725	-
Payable for securities purchased	-	476,731	-	-
Securities sold short, at value (Proceeds
$0, $0, $0, $0, respectively (Note 2)	-	-	-	-
Payable for fund shares redeemed	255,569	417,510	403,324	110,612
Accrued advisory fees	41,937	64,505	57,784	48,146
Fees payable to other affiliates	34,947	32,558	19,678	39,980
Accrued distribution (12b-1) fees	-	-	-	-
Call options written, at fair value (premiums
received $44,595, $0, $0, $0)	38,371	-	-	-
Accrued expenses and other liabilities	3,686	12,830	15,336	13,536
Total Liabilities	374,510	27,682,623	17,400,847	212,274
Net Assets	$ 92,656,126	$ 164,000,493	$ 92,176,096	$ 69,313,662
Net Assets:
Paid in capital ($0 par value, unlimited	$ 94,812,749	$ 161,783,417	$ 73,074,435	$ 62,780,193
shares authorized)
Undistributed net investment income (loss)	-	455,971	-	388,855
Accumulated net realized gain (loss)
on investments, securities sold short
and written options	(3,396,567)	(157,507)	1,563,340	(22,474)
Net unrealized appreciation (depreciation)
on investments, securities sold short,
and written options	1,239,944	1,918,612	17,538,321	6,167,088
Net Assets	$ 92,656,126	$ 164,000,493	$ 92,176,096	$ 69,313,662
Class C Shares:
Net assets	$ -	$ -	$ -	$ -
Net asset value and offering price per share
(Net assets ÷ Total shares of beneficial
interest outstanding)	$ -	$ -	$ -	$ -
Total shares outstanding at end of year	-	-	-	-

Class N Shares:
Net assets	$ 92,656,126	$ 164,000,493	$ 92,176,096	$ 69,313,662
Net asset value and offering price per share
(Net assets ÷ Total shares of beneficial
interest outstanding)	$ 10.51	$ 10.40	$ 13.47	$ 12.21
Total shares outstanding at end of year	8,812,037	15,773,381	6,841,490	5,677,662

* Includes Securities Loaned $0; $26,076,511; $16,516,324; $0.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Statements of Operations
For the Year Ended April 30, 2014
			Select
	Amerigo	Clermont	Allocation	Descartes	Liahona
	Fund	Fund	Fund	Fund	Fund
Investment Income:
Interest income	$ 1,506	$ 1,720	$ 1,177	$ 816	$ 955
Dividend income	9,268,687	5,917,208	4,507,194	2,955,604	4,921,319
Securities lending income	4,037	4,905	2,288	1,527	1,721
Total investment income	9,274,230	5,923,833	4,510,659	2,957,947	4,923,995
Expenses:
Investment advisory fees	4,804,572	3,003,889	2,302,140	1,640,650	2,519,343
Administration fees	344,868	257,835	214,052	161,634	231,547
Dividends on securities sold short	-	-	-	-	92,070
Transfer agent fees	186,415	187,116	204,345	150,832	177,890
Accounting fees	85,985	61,948	54,900	48,405	57,192
Professional fees	36,648	28,835	24,078	20,754	25,876
Registration & filing fees	45,048	25,288	32,220	24,999	25,602
Distribution fees (12b-1) - Class C Shares	27,644	-	-	-	-
Chief compliance officer fees	15,393	10,546	7,641	6,226	8,371
Insurance expense	30,568	18,865	14,612	10,703	15,496
Custodian fees	37,427	22,956	17,431	12,801	19,210
Printing and postage expense	31,402	28,049	35,113	27,481	28,007
Trustees' fees	10,320	12,079	20,323	11,463	12,340
Interest expense	-	-	-	-	113,799
Miscellaneous fees and expenses	47,880	32,437	30,026	17,468	22,397
Total expenses before waivers	5,704,170	3,689,843	2,956,881	2,133,416	3,349,140
Expenses waived	(152,064)	(236,881)	(310,466)	(247,462)	(247,165)
Net Expenses	5,552,106	3,452,962	2,646,415	1,885,954	3,101,975
Net Investment Income	3,722,124	2,470,871	1,864,244	1,071,993	1,822,020
Net Realized and Unrealized Gain (Loss)
on Investments:
Net realized gain (loss) on:
Investments	23,329,985	5,492,357	12,391,937	7,518,713	10,393,177
Securities sold short	598	-	-	-	(336,324)
Options written	-	-	857	-	-
Distributions of realized gains by
underlying investment companies	688	129,719	19,565	162,542	7,296
Net payments by affiliates and net realized
loss from trade error (Note 6)	-	-	-	-	-
Total net realized gain	23,331,271	5,622,076	12,412,359	7,681,255	10,064,149
Net change in unrealized appreciation
(depreciation) on investments	39,794,274	9,600,770	9,910,413	11,229,955	7,300,535
Net change in unrealized appreciation
(depreciation) on securities sold short	-	-	-	-	(225,099)
Net change in unrealized appreciation
(depreciation) on written options	-	-	-	-	-
Net Realized and Unrealized Gain (Loss)
on Investments	63,125,545	15,222,846	22,322,772	18,911,210	17,139,585
Net Increase (Decrease) in Net Assets
Resulting from Operations	$ 66,847,669	$ 17,693,717	$ 24,187,016	$ 19,983,203	$ 18,961,605

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Statements of Operations (Continued)
For the Year Ended April 30, 2014
	Enhanced	Flexible	Select
	Income	Income	Appreciation	Shelter
	Fund	Fund	Fund	Fund
Investment Income:
Interest income	$ 588	$ 509,613	$ 813	$ 313
Dividend income	1,154,419	4,172,698	1,606,076	1,010,590
Securities lending income	-	1,595	336	-
Total investment income	1,155,007	4,683,906	1,607,225	1,010,903
Expenses:
Investment advisory fees	847,769	1,057,520	916,279	532,088
Administration fees	103,744	164,740	101,243	80,631
Dividends on securities sold short	-	-	-	-
Transfer agent fees	178,982	174,630	96,496	22,265
Accounting fees	40,718	48,100	40,325	28,783
Professional fees	16,455	21,476	16,576	11,054
Registration & filing fees	23,173	23,662	23,523	21,963
Distribution fees (12b-1) - Class C Shares	-	-	-	-
Chief compliance officer fees	3,505	6,067	3,308	1,709
Insurance expense	6,222	10,307	5,661	1,886
Custodian fees	7,258	13,387	6,929	2,900
Printing and postage expense	29,538	25,603	24,782	6,727
Trustees' fees	14,102	17,372	14,514	10,320
Interest expense	-	-	-	-
Miscellaneous fees and expenses	19,468	17,466	8,320	6,954
Total expenses before waivers	1,290,934	1,580,330	1,257,956	727,280
Expenses waived	(302,329)	(279,009)	(205,128)	(114,933)
Net Expenses	988,605	1,301,321	1,052,828	612,347
Net Investment Income	166,402	3,382,585	554,397	398,556
Net Realized and Unrealized Gain (Loss)
on Investments:
Net realized gain (loss) on:
Investments	3,468,966	53,921	2,103,997	3,111,750
Securities sold short	-	-	-	-
Options written	169,210	-	-	-
Distributions of realized gains by
underlying investment companies	52,500	65,788	-	-
Net payments by affiliates and net realized
loss from trade error (Note 6)	-	-	-	-
Total net realized gain	3,690,676	119,709	2,103,997	3,111,750
Net change in unrealized appreciation
(depreciation) on investments	155,928	(3,658,462)	12,407,897	4,052,027
Net change in unrealized appreciation
(depreciation) on securities sold short	-	-	-	-
Net change in unrealized appreciation
(depreciation) on written options	(23,641)	-	-	-
Net Realized and Unrealized Gain (Loss)
on Investments	3,822,963	(3,538,753)	14,511,894	7,163,777
Net Increase (Decrease) in Net Assets
Resulting from Operations	$ 3,989,365	$ (156,168)	$ 15,066,291	$ 7,562,333

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Statements of Changes in Net Assets

	Amerigo Fund		Clermont Fund

	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2014	April 30, 2013	April 30, 2014	April 30, 2013
Increase (Decrease) in Net Assets:

From Operations:
Net investment income	$ 3,722,124	$ 3,475,451	$ 2,470,871	$ 5,115,086
Net realized gain (loss) on investments	23,329,985	65,673,776	5,492,357	34,829,540
Net realized gain (loss) on securities sold short	598	-	-	-
Net realized gain on written options	-	-	-	69,808
Distributions of realized gains
by underlying investment companies	688	-	129,719	20,920
Net payments by affiliates and net realized
loss from trade error (Note 6)	-	-	-	-
Net change in unrealized appreciation
(depreciation) on investments	39,794,274	(10,312,591)	9,600,770	(12,592,970)
Net change in unrealized appreciation
(depreciation) on securities sold short	-	-	-	-
Net change in unrealized appreciation
(depreciation) on written options	-	-	-	6,598
Net increase (decrease) in net assets
resulting from operations	66,847,669	58,836,636	17,693,717	27,448,982
From Distributions to Shareholders:
From Net Investment Income:
Class N	(3,395,804)	(1,901,007)	(8,227,856)	(4,768,742)
From Net Realized Gains:
Class N	-	-	(12,175,847)	-
Return of Capital:
Class N	-	-	-	-
Total Dividends and Distributions
to Shareholders	(3,395,804)	(1,901,007)	(20,403,703)	(4,768,742)
From Fund Share Transactions (Note 7)	(63,331,099)	(74,173,553)	7,817,257	(511,378)
Total Increase (Decrease) in Net Assets	120,766	(17,237,924)	5,107,271	22,168,862

Net Assets:
Beginning of year	486,583,295	503,821,219	300,477,770	278,308,908
End of year	$ 486,704,061	$ 486,583,295	$ 305,585,041	$ 300,477,770
Undistributed (Overdistributed) net investment income
at end of year	$ 3,821,494	$ 3,393,087	$ 97,711	$ 2,727,889

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Statements of Changes in Net Assets (Continued)

	Select Allocation Fund		Descartes Fund

	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2014	April 30, 2013	April 30, 2014	April 30, 2013
Increase (Decrease) in Net Assets:

From Operations:
Net investment income	$ 1,864,244	$ 3,248,045	$ 1,071,993	$ 1,380,292
Net realized gain (loss) on investments	12,391,937	27,659,062	7,518,713	7,931,619
Net realized gain (loss) on securities sold short	-	-	-	-
Net realized gain on written options	857	105,623	-	-
Distributions of realized gains
by underlying investment companies	19,565	54	162,542	188
Net payments by affiliates and net realized
loss from trade error (Note 6)	-	-	-	-
Net change in unrealized appreciation
(depreciation) on investments	9,910,413	(4,756,553)	11,229,955	6,603,777
Net change in unrealized appreciation
(depreciation) on securities sold short	-	-	-	-
Net change in unrealized appreciation
(depreciation) on written options	-	4,474	-	-
Net increase (decrease) in net assets
resulting from operations	24,187,016	26,260,705	19,983,203	15,915,876
From Distributions to Shareholders:
From Net Investment Income:
Class N	(7,501,089)	(2,428,331)	(2,501,224)	(942,106)
From Net Realized Gains:
Class N	(10,843,512)	-	(6,000,662)	-
Return of Capital:
Class N	-	-	-	-
Total Dividends and Distributions
to Shareholders	(18,344,601)	(2,428,331)	(8,501,886)	(942,106)
From Fund Share Transactions (Note 7)	3,191,845	(29,001,737)	(14,182,650)	(21,822,873)
Total Increase (Decrease) in Net Assets	9,034,260	(5,169,363)	(2,701,333)	(6,849,103)

Net Assets:
Beginning of year	225,392,629	230,561,992	166,821,231	173,670,334
End of year	$ 234,426,889	$ 225,392,629	$ 164,119,898	$ 166,821,231
Undistributed (Overdistributed) net investment income
at end of year	$ 160,251	$ 3,238,043	$ 124,600	$ 516,007

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Statements of Changes in Net Assets (Continued)

	Liahona Fund		Enhanced Income Fund

	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2014	April 30, 2013	April 30, 2014	April 30, 2013
Increase (Decrease) in Net Assets:

From Operations:
Net investment income	$ 1,822,020	$ 2,170,699	$ 166,402	$ 508,539
Net realized gain (loss) on investments	10,393,177	17,342,267	3,468,966	2,941,804
Net realized gain (loss) on securities sold short	(336,324)	-	-	-
Net realized gain on written options	-	-	169,210	1,010,211
Distributions of realized gains
by underlying investment companies	7,296	291	52,500	-
Net payments by affiliates and net realized
loss from trade error (Note 6)	-	-	-	-
Net change in unrealized appreciation
(depreciation) on investments	7,300,535	99,717	155,928	(101,732)
Net change in unrealized appreciation
(depreciation) on securities sold short	(225,099)	(72,023)	-	-
Net change in unrealized appreciation
(depreciation) on written options	-	-	(23,641)	(58,365)
Net increase (decrease) in net assets
resulting from operations	18,961,605	19,540,951	3,989,365	4,300,457
From Distributions to Shareholders:
From Net Investment Income:
Class N	(1,838,765)	(1,961,459)	(195,452)	(581,350)
From Net Realized Gains:
Class N	(19,696,221)	(4,155,786)	(3,400,183)	(681,785)
Return of Capital:
Class N	-	-	-	(360,246)
Total Dividends and Distributions
to Shareholders	(21,534,986)	(6,117,245)	(3,595,635)	(1,623,381)
From Fund Share Transactions (Note 7)	9,478,959	1,429,629	(3,004,651)	10,924,570
Total Increase (Decrease) in Net Assets	6,905,578	14,853,335	(2,610,921)	13,601,646

Net Assets:
Beginning of year	248,325,601	233,472,266	95,267,047	81,665,401
End of year	$ 255,231,179	$ 248,325,601	$ 92,656,126	$ 95,267,047
Undistributed (Overdistributed) net investment income
at end of year	$ 45,103	$ 87,806	$ -	$ (72,811)

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Statements of Changes in Net Assets (Continued)

	Flexible Income Fund		Select Appreciation Fund

	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2014	April 30, 2013	April 30, 2014	April 30, 2013
Increase (Decrease) in Net Assets:

From Operations:
Net investment income	$ 3,382,585	$ 3,505,257	$ 554,397	$ 338,450
Net realized gain (loss) on investments	53,921	2,957,726	2,103,997	15,777,301
Net realized gain (loss) on securities sold short	-	-	-	-
Net realized gain on written options	-	-	-	50,829
Distributions of realized gains
by underlying investment companies	65,788	131,687	-	2,408
Net payments by affiliates and net realized
loss from trade error (Note 6)	-	-	-	-
Net change in unrealized appreciation
(depreciation) on investments	(3,658,462)	381,966	12,407,897	(7,172,680)
Net change in unrealized appreciation
(depreciation) on securities sold short	-	-	-	-
Net change in unrealized appreciation
(depreciation) on written options	-	-	-	763
Net increase (decrease) in net assets
resulting from operations	(156,168)	6,976,636	15,066,291	8,997,071
From Distributions to Shareholders:
From Net Investment Income:
Class N	(3,482,017)	(3,612,751)	(1,400,547)	(304,249)
From Net Realized Gains:
Class N	(2,005,920)	(719,065)	(12,327,767)	(3,116,054)
Return of Capital:
Class N	-	-	-	-
Total Dividends and Distributions
to Shareholders	(5,487,937)	(4,331,816)	(13,728,314)	(3,420,303)
From Fund Share Transactions (Note 7)	3,296,263	20,578,430	180,849	1,536,571
Total Increase (Decrease) in Net Assets	(2,347,842)	23,223,250	1,518,826	7,113,339

Net Assets:
Beginning of year	166,348,335	143,125,085	90,657,270	83,543,931
End of year	$ 164,000,493	$ 166,348,335	$ 92,176,096	$ 90,657,270
Undistributed (Overdistributed) net investment income
at end of year	$ 455,971	$ 279,505	$ -	$ 305,951

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Statements of Changes in Net Assets (Continued)

	Shelter Fund

	Year Ended	Year Ended
	April 30, 2014	April 30, 2013
Increase (Decrease) in Net Assets:

From Operations:
Net investment income	$ 398,556	$ 195,621
Net realized gain (loss) on investments	3,111,750	827,148
Net realized gain (loss) on securities sold short	-	-
Net realized gain on written options	-	-
Distributions of realized gains
by underlying investment companies	-	-
Net payments by affiliates and net realized
loss from trade error (Note 6)	-	-
Net change in unrealized appreciation
(depreciation) on investments	4,052,027	906,169
Net change in unrealized appreciation
(depreciation) on securities sold short	-	-
Net change in unrealized appreciation
(depreciation) on written options	-	-
Net increase (decrease) in net assets
resulting from operations	7,562,333	1,928,938
From Distributions to Shareholders:
From Net Investment Income:
Class N	(178,166)	-
From Net Realized Gains:
Class N	-	-
Return of Capital:
Class N	-	-
Total Dividends and Distributions
to Shareholders	(178,166)	-
From Fund Share Transactions (Note 7)	19,101,037	(22,307,621)
Total Increase (Decrease) in Net Assets	26,485,204	(20,378,683)

Net Assets:
Beginning of year	42,828,458	63,207,141
End of year	$ 69,313,662	$ 42,828,458
Undistributed (Overdistributed) net investment income
at end of year	$ 388,855	$ 169,901

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Financial Highlights
Amerigo Fund

Selected data based on a share outstanding throughout each year indicated.

	Class C Shares

	Fiscal Years Ending April 30,
	2014	2013	2012	2011	2010

Net asset value, beginning of year	$ 14.53	$ 13.00	$ 13.73	$ 11.80	$ 8.37

Income (loss) from investment operations:
Net investment income (loss) (a) (b)	(0.04)	(0.04)	(0.05)	(0.07)	(0.07)
Net realized and unrealized gain (loss)
on investments	2.07	1.57	(0.68)	2.00	3.52
Total income (loss) from
investment operations	2.03	1.53	(0.73)	1.93	3.45

Less distributions from:
Net investment income	-	-	-	-	(0.02)
Total distributions from net investment
income	-	-	-	-	(0.02)

Net asset value, end of year	$ 16.56	$ 14.53	$ 13.00	$ 13.73	$ 11.80

Total return (c)	13.97%	11.77%	(5.32)%	16.36%	41.17%

Ratios and Supplemental Data:
Net assets, end of year (in 000's)	$ 2,689	$ 2,971	$ 3,146	$ 3,963	$ 4,130
Ratio of expenses to
average net assets (d)	2.15%	2.15%	2.15%	2.15%	2.15%
Ratio of expenses to average net assets
before waivers and reimbursements (d)	2.18%	2.18%	2.17%	2.17%	2.15%
Ratio of net investment income (loss) to
average net assets (b)	(0.23)%	(0.28)%	(0.41)%	(0.56)%	(0.64)%
Portfolio turnover rate	27%	69%	19%	53%	29%

(a) Net investment income (loss) has been calculated using the average shares method, which more appropriately presents the per share data for the year.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser and Gemini Fund Services, LLC (the "Administrator") not
absorbed a portion of the expenses, total returns would have been lower.
(d) Does not include the expenses of the investment companies in which the Fund invests.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Financial Highlights
Amerigo Fund

Selected data based on a share outstanding throughout each year indicated.

	Class N Shares

	Fiscal Years Ending April 30,
	2014	2013	2012	2011	2010

Net asset value, beginning of year	$15.43	$13.72	$14.44	$12.34	$8.75

Income (loss) from investment operations:
Net investment income (loss) (a) (b)	0.13	0.10	0.08	0.06	0.04
Net realized and unrealized gain (loss)
on investments	2.17	1.67	(0.71)	2.09	3.68
Total income (loss) from
investment operations	2.30	1.77	(0.63)	2.15	3.72

Less distributions from:
Net investment income	(0.12)	(0.06)	(0.09)	(0.05)	(0.13)
Total distributions from net investment
income	(0.12)	(0.06)	(0.09)	(0.05)	(0.13)

Net asset value, end of year	$ 17.61	$15.43	$13.72	$14.44	$12.34

Total return (c)	14.93%	12.91%	-4.31%	17.47%	42.60%

Ratios and Supplemental Data:
Net assets, end of year (in 000's)	$ 484,015	$483,612	$500,675	$572,587	$555,827
Ratio of expenses to
average net assets (d)	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of expenses to average net assets
before waivers and reimbursements (d)	1.18%	1.18%	1.17%	1.17%	1.15%
Ratio of net investment income (loss) to
average net assets (b)	0.78%	0.72%	0.59%	0.46%	0.37%
Portfolio turnover rate	27%	69%	19%	53%	29%

(a) Net investment income (loss) has been calculated using the average shares method, which more appropriately presents the per share data for the year.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser and Administrator not absorbed a portion of the expenses, total returns would have been lower.
(d) Does not include the expenses of the investment companies in which the Fund invests.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Financial Highlights
Clermont Fund

Selected data based on a share outstanding throughout each year indicated.

	Class N Shares

	Fiscal Years Ending April 30,
	2014	2013	2012	2011	2010

Net asset value, beginning of year	$ 10.94	$ 10.10	$ 10.21	$ 9.31	$ 7.48

Income (loss) from investment operations:
Net investment income (loss) (a) (b)	0.09	0.19	0.20	0.23	0.22
Net realized and unrealized gain (loss)
on investments	0.56	0.83	(0.10)	0.91	1.82
Total income (loss) from
investment operations	0.65	1.02	0.10	1.14	2.04

Less distributions from:
Net investment income	(0.31)	(0.18)	(0.21)	(0.24)	(0.21)
Net realized gains	(0.46)	-	-	-	-
Total distributions from net investment
income and net realized gains	(0.77)	(0.18)	(0.21)	(0.24)	(0.21)

Net asset value, end of year	$ 10.82	$ 10.94	$ 10.10	$ 10.21	$ 9.31

Total return (c)	6.08%	10.20%	1.12%	12.42%	27.39%

Ratios and Supplemental Data:
Net assets, end of year (in 000's)	$ 305,585	$300,478	$278,309	$256,329	$215,419
Ratio of expenses to
average net assets (d)	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of expenses to average net assets
before waivers and reimbursements (d)	1.23%	1.22%	1.22%	1.23%	1.22%
Ratio of net investment income (loss) to
average net assets (b)	0.82%	1.83%	2.09%	2.38%	2.58%
Portfolio turnover rate	39%	89%	13%	27%	27%

(a) Net investment income (loss) has been calculated using the average shares method, which more appropriately presents the per share data for the year.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser and Administrator not absorbed a portion of the expenses, total returns would have been lower.
(d) Does not include the expenses of the investment companies in which the Fund invests.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Financial Highlights
Select Allocation Fund

Selected data based on a share outstanding throughout each year indicated.

	Class N Shares

	Fiscal Years Ending April 30,
	2014	2013	2012	2011	2010

Net asset value, beginning of year	$10.91	$9.81	$10.22	$8.92	$6.58

Income (loss) from investment operations:
Net investment income (loss) (a) (b)	0.09	0.15	0.16	0.16	0.15
Net realized and unrealized gain (loss)
on investments	1.10	1.06	(0.41)	1.31	2.36
Total income (loss) from
investment operations	1.19	1.21	(0.25)	1.47	2.51

Less distributions from:
Net investment income	(0.38)	(0.11)	(0.16)	(0.17)	(0.17)
Net realized gains	(0.55)	-	-	-	-
Total distributions from net investment
income and net realized gains	(0.93)	(0.11)	(0.16)	(0.17)	(0.17)

Net asset value, end of year	$11.17	$10.91	$9.81	$10.22	$8.92

Total return (c)	11.04%	12.43%	(2.31)%	16.57%	38.27%

Ratios and Supplemental Data:
Net assets, end of year (in 000's)	$234,427	$225,393	$230,562	$240,800	$189,223
Ratio of expenses to
average net assets (d)	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of expenses to average net assets
before waivers and reimbursements (d)	1.28%	1.27%	1.27%	1.25%	1.28%
Ratio of net investment income (loss) to
average net assets (b)	0.81%	1.45%	1.68%	1.74%	1.80%
Portfolio turnover rate	46%	69%	33%	26%	40%

(a) Net investment income (loss) has been calculated using the average shares method, which more appropriately presents the per share data for the year.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser and Administrator not absorbed a portion of the expenses, total returns would have been lower.
(d) Does not include the expenses of the investment companies in which the Fund invests.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Financial Highlights
Descartes Fund

Selected data based on a share outstanding throughout each year indicated.

	Class N Shares

	Fiscal Years Ending April 30,
	2014	2013	2012	2011	2010

Net asset value, beginning of year	$ 11.98	$ 10.95	$ 11.29	$ 9.48	$ 6.87

Income (loss) from investment operations:
Net investment income (loss) (a) (b)	0.08	0.09	0.06	0.05	0.06
Net realized and unrealized gain (loss) on
on investments	1.45	1.00	(0.34)	1.82	2.63
Total income (loss) from
investment operations	1.53	1.09	(0.28)	1.87	2.69

Less distributions from:
Net investment income	(0.20)	(0.06)	(0.06)	(0.06)	(0.08)
Net realized gains	(0.47)	-	-	-	-
Total distributions from net investment
income and net realized gains	(0.67)	(0.06)	(0.06)	(0.06)	(0.08)

Net asset value, end of year	$ 12.84	$ 11.98	$ 10.95	$ 11.29	$ 9.48

Total return (c)	12.90%	10.03%	(2.43)%	19.80%	39.21%

Ratios and Supplemental Data:
Net assets, end of year (in 000's)	$164,120	$166,821	$173,670	$191,297	$156,512
Ratio of expenses to
average net assets (d)	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of expenses to average net assets
before waivers and reimbursements (d)	1.30%	1.27%	1.26%	1.26%	1.27%
Ratio of net investment income (loss) to
average net assets (b)	0.65%	0.83%	0.57%	0.53%	0.68%
Portfolio turnover rate	39%	60%	43%	25%	27%

(a) Net investment income (loss) has been calculated using the average shares method, which more appropriately presents the per share data for the year.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser and Administrator not absorbed a portion of the expenses, total returns would have been lower.
(d) Does not include the expenses of the investment companies in which the Fund invests.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Financial Highlights
Liahona Fund

Selected data based on a share outstanding throughout each year indicated.

	Class N Shares

	Fiscal Years Ending April 30,
	2014	2013	2012	2011	2010

Net asset value, beginning of year	$ 10.75	$10.16	$ 10.48	$ 9.17	$ 7.18

Income (loss) from investment operations:
Net investment income (loss) (a) (b)	0.08	0.10	0.09	0.11	0.12
Net realized and unrealized gain (loss)
on investments	0.73	0.77	(0.12)	1.32	2.00
Total income (loss) from
investment operations	0.81	0.87	(0.03)	1.43	2.12

Less distributions from:
Net investment income	(0.08)	(0.09)	(0.10)	(0.12)	(0.13)
Net realized gains	(0.87)	(0.19)	(0.19)	-	-
Total distributions from net investment
income and net realized gains	(0.95)	(0.28)	(0.29)	(0.12)	(0.13)

Net asset value, end of year	$ 10.61	$10.75	$ 10.16	$ 10.48	$ 9.17

Total return (c)	7.75%	8.66%	(0.09)%	15.72%	29.57%

Ratios and Supplemental Data:
Net assets, end of year (in 000's)	$255,231	$248,326	$233,472	$229,715	$167,282
Ratio of expenses to average net
assets, including dividends from securities
sold short and interest income (d)	1.23%	-	-	-	-
Ratio of expenses to average net
assets, excluding dividends from securities
sold short and interest income (d)	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of expenses to average net assets before
waivers and reimbursements, including
dividends from securities sold short (d)	1.33%	-	-	-	-
Ratio of expenses to average net assets before
waivers and reimbursements, excluding
dividends from securities sold short (d)	1.25%	1.24%	1.24%	1.24%	1.29%
Ratio of net investment income (loss) to
average net assets (b)	0.72%	0.93%	0.91%	1.17%	1.40%
Portfolio turnover rate	44%	84%	46%	22%	7%
(a) Net investment income (loss) has been calculated using the average shares method, which more appropriately presents the per share data for the year.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser and Administrator not absorbed a portion of the expenses, total returns would have been lower.
(d) Does not include the expenses of the investment companies in which the Fund invests.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Financial Highlights
Enhanced Income Fund

Selected data based on a share outstanding throughout each period indicated.

	Class N Shares

	Year Ended		Year Ended	Year Ended	Year Ended	Period Ended
	April 30,		April 30,	April 30,	April 30,	April 30,
	2014		2013	2012	2011	2010 *

Net asset value, beginning of year	$ 10.49		$ 10.16	$ 11.11	$ 10.58	$ 10.00

Income (loss) from investment operations:
Net investment income (loss) (a) (b)	0.02		0.06	0.09	0.11	0.06
Net realized and unrealized gain (loss)
on investments	0.42		0.47	(0.22)	0.83	0.57
Total income (loss) from
investment operations	0.44		0.53	(0.13)	0.94	0.63

Less distributions from:
Net investment income	(0.02)		(0.07)	(0.35)	(0.11)	(0.05)
Net realized gains	(0.40)		(0.09)	(0.47)	(0.30)	(0.00)	(c)
Return of capital	-		(0.04)	-	-	-
Total distributions from net investment income,
net realized gains and return of capital	(0.42)		(0.20)	(0.82)	(0.41)	(0.05)

Net asset value, end of year	$ 10.51		$ 10.49	$ 10.16	$ 11.11	$ 10.58

Total return (d)	4.18%	(h)	5.22%	(0.83)%	9.11%	6.32%	(e)

Ratios and Supplemental Data:
Net assets, end of year (in 000's)	$ 92,656		$ 95,267	$ 81,665	$ 88,164	$ 53,124
Ratio of expenses to
average net assets (f)	1.05%		1.05%	1.05%	1.05%	1.05%	(g)
Ratio of expenses to average net assets
before waivers and reimbursements (f)	1.37%		1.36%	1.26%	1.36%	1.90%	(g)
Ratio of net investment income (loss) to
average net assets (b)	0.18%		0.60%	0.89%	1.02%	1.07%	(g)
Portfolio turnover rate	58%		51%	184%	86%	3%	(e)

*	The Enhanced Income Fund commenced operations on October 5, 2009.
(a) Net investment income (loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c) Amount represents less than $0.01 per share.
(d) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser and Administrator not absorbed a portion of the expenses, total returns would have been lower.
(e) Not annualized.
(f) Does not include the expenses of the investment companies in which the Fund invests.
(g) Annualized for periods less than one year.
(h) There was no effect on total return due to the trade error. (Note 6)

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Financial Highlights
Flexible Income Fund

Selected data based on a share outstanding throughout each period indicated.

	Class N Shares

	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	April 30,	April 30,	April 30,	April 30,	April 30,
	2014	2013	2012	2011	2010 *

Net asset value, beginning of year	$ 10.76	$ 10.58	$ 10.37	$ 10.11	$ 10.00

Income (loss) from investment operations:
Net investment income (loss) (a) (b)	0.22	0.26	0.28	0.32	0.15
Net realized and unrealized gain (loss)
on investments	(0.23)	0.23	0.22	0.29	0.06
Total income (loss) from
investment operations	(0.01)	0.49	0.50	0.61	0.21

Less distributions from:
Net investment income	(0.22)	(0.26)	(0.29)	(0.32)	(0.10)
Net realized gains	(0.13)	(0.05)	-	(0.03)	-
Total distributions from net investment
income and net realized gains	(0.35)	(0.31)	(0.29)	(0.35)	(0.10)

Net asset value, end of year	$ 10.40	$ 10.76	$ 10.58	$ 10.37	$ 10.11

Total return (c)	(0.01)%	4.76%	4.94%	6.10%	2.15%	(d)

Ratios and Supplemental Data:
Net assets, end of year (in 000's)	$164,000	$ 166,348	$ 143,125	$ 107,627	$ 67,364
Ratio of expenses to
average net assets (e)	0.80%	0.80%	0.80%	0.80%	0.80%	(f)
Ratio of expenses to average net assets
before waivers and reimbursements (e)	0.97%	0.98%	0.98%	1.01%	1.48%	(f)
Ratio of net investment income (loss) to
average net assets (b)	2.08%	2.40%	2.71%	3.07%	2.64%	(f)
Portfolio turnover rate	24%	51%	8%	10%	3%	(d)

*	The Flexible Income Fund commenced operations on October 5, 2009.
(a) Net investment income (loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser and Administrator not absorbed a portion of the expenses, total returns would have been lower.
(d) Not annualized.
(e) Does not include the expenses of the investment companies in which the Fund invests.
(f) Annualized for periods less than one year.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Financial Highlights
Select Appreciation Fund

Selected data based on a share outstanding throughout each period indicated.

		Class N Shares

	Year	Year	Year	Year	Period
	Ended	Ended	Ended	Ended	Ended
	April 30,	April 30,	April 30,	April 30,	April 30,
	2014	2013	2012	2011	2010*

Net asset value, beginning of year	$ 13.37	$ 12.52	$ 13.37	$ 11.25	$ 10.00

Income (loss) from investment operations:
Net investment income (loss) (a) (b)	0.08	0.05	0.05	0.04	0.01
Net realized and unrealized gain (loss)
on investments	2.26	1.35	(0.57)	2.15	1.30
Total income from
investment operations	2.34	1.40	(0.52)	2.19	1.31

Less distributions from:
Net investment income	(0.23)	(0.05)	-	(0.05)	(0.06)
Net realized gains	(2.01)	(0.50)	(0.33)	(0.02)	(0.00)	(c)
Total distributions from net investment
income and net realized gains	(2.24)	(0.55)	(0.33)	(0.07)	(0.06)

Net asset value, end of year	$ 13.47	$ 13.37	$ 12.52	$ 13.37	$ 11.25

Total return (d)	17.87%	11.55%	(3.54)%	19.50%	13.14%	(e)

Ratios and Supplemental Data:
Net assets, end of year (in 000's)	$ 92,176	$ 90,657	$ 83,544	$ 89,200	$ 66,472
Ratio of expenses to
average net assets (f)	1.15%	1.15%	1.15%	1.15%	1.15%	(g)
Ratio of expenses to average net assets
before waivers and reimbursements (f)	1.37%	1.38%	1.37%	1.35%	1.90%	(g)
Ratio of net investment income (loss) to
average net assets (b)	0.61%	0.42%	0.40%	0.37%	0.23%	(g)
Portfolio turnover rate	24%	162%	49%	42%	20%	(e)

*	The Select Appreciation Fund commenced operations on October 5, 2009.
(a) Net investment income (loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c) Amount represents less than $0.01 per share.
(d) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser and Administrator not absorbed a portion of the expenses, total returns would have been lower.
(e) Not annualized.
(f) Does not include the expenses of the investment companies in which the Fund invests.
(g) Annualized for periods less than one year.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Financial Highlights
Shelter Fund

Selected data based on a share outstanding throughout each period indicated.

	Class N Shares

	Year	Year	Year	Year	Period
	Ended	Ended	Ended	Ended	Ended
	April 30,	April 30,	April 30,	April 30,	April 30,
	2014	2013	2012	2011	2010*

Net asset value, beginning of year	$ 10.59	$ 9.93	$ 11.74	$ 10.44	$ 10.00

Income (loss) from investment operations:
Net investment income (loss) (a) (b)	0.09	0.04	(0.02)	0.04	(0.01)
Net realized and unrealized gain (loss)
on investments	1.57	0.62	(1.70)	1.31	0.45
Total income from
investment operations	1.66	0.66	(1.72)	1.35	0.44

Less distributions from:
Net investment income	(0.04)	-	-	(0.05)	-
Net realized gains	-	-	(0.09)	-	-
Total distributions from net investment
income and net realized gains	(0.04)	-	(0.09)	(0.05)	-

Net asset value, end of year	$ 12.21	$ 10.59	$ 9.93	$ 11.74	$ 10.44

Total return (c)	15.66%	6.65%	(14.60)%	12.95%	4.40%	(d)

Ratios and Supplemental Data:
Net assets, end of year (in 000's)	$ 69,314	$ 42,828	$ 63,207	$ 57,492	$ 12,444
Ratio of expenses to
average net assets (e)	1.15%	1.15%	1.15%	1.15%	1.15%	(f)
Ratio of expenses to average net assets
before waivers and reimbursements (e)	1.37%	1.37%	1.29%	1.34%	4.05%	(f)
Ratio of net investment income (loss) to
average net assets (b)	0.75%	0.39%	(0.15)%	0.37%	(0.26)%	(f)
Portfolio turnover rate	158%	291%	311%	89%	0%	(d)

* Fund commenced operations on December 30, 2009.
(a) Net investment income (loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser and Administrator not absorbed a portion of the expenses, total returns would have been lower.
(d) Not annualized.
(e) Does not include the expenses of the investment companies in which the Fund invests.
(f) Annualized for periods less than one year.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Notes to Financial Statements

April 30, 2014

1.

Organization

AdvisorOne Funds (the “Trust” or the “Funds”) was organized as a Delaware Business Trust in December 1996 and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. Amerigo Fund, Clermont Fund, Select Allocation Fund, Descartes Fund, Liahona Fund, Enhanced Income Fund, Flexible Income Fund, Select Appreciation Fund,  and Shelter Fund (collectively the “Funds” and each individually a “Fund”) are each a series of the Trust.  The Funds operate as diversified investment companies.

  Fund

Primary Objective

Amerigo Fund	Long-term growth of capital without regard to current income
Clermont Fund	Combination of current income and growth of capital
Select Allocation Fund	Total return, consisting of capital growth and income
Descartes Fund	Long-term growth of capital without regard to current income
Liahona Fund	Growth of capital and current income
Enhanced Income Fund	Total return, consisting of capital growth and income
Flexible Income Fund	Total return, consisting of capital growth and income, consistent with preservation of capital
Select Appreciation Fund Shelter Fund	Long-term growth Limiting the impact of large equity market declines. The Fund's secondary investment objective is growth of capital.

The Funds offer the following classes of shares:

  Class

Funds Offering Class

Class C	Amerigo Fund
Class N	Amerigo Fund, Clermont Fund, Select Allocation Fund, Descartes Fund, Liahona Fund, Enhanced Income Fund, Flexible Income Fund, Select Appreciation Fund, and Shelter Fund

Class C Shares are offered subject to a 1.00% contingent deferred sales charge applied to redemptions occurring within eighteen months of purchase. Class N shares are offered at net asset value.

2.

Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)

April 30, 2014

financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.

The Funds may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by

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reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

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Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of April 30, 2014 for the Funds’ investments measured at fair value:

Amerigo

Assets	Level 1	Level 2	Level 3	Total
Equity Funds	$ 487,268,084	$ -	$ -	$ 487,268,084
Money Market Funds	1,386,275	-	-	1,386,275
Collateral for Securities Loaned	44,306,264	29,501,383	-	73,807,647
Total	$ 532,960,623	$ 29,501,383	$ -	$ 562,462,006

Clermont

Assets	Level 1	Level 2	Level 3	Total
Bond Funds	$ 139,855,981	$ -	$ -	$ 139,855,981
Equity Funds	159,881,304	-	-	159,881,304
Money Market Funds	8,641,574	-	-	8,641,574
Collateral for Securities Loaned	34,029,500	8,705,340	-	42,734,840
Total	$ 342,408,359	$ 8,705,340	$ -	$ 351,113,699

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April 30, 2014

Select Allocation

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 3,508,585	$ -	$ -	$ 3,508,585
Bond Funds	52,150,255	-	-	52,150,255
Equity Funds	174,653,388	-	-	174,653,388
Money Market Funds	5,346,475	-	-	5,346,475
Collateral for Securities Loaned	35,017,961	12,899,522	-	47,917,483
Total	$ 270,676,664	$ 12,899,522	$ -	$ 283,576,186

Descartes

Assets	Level 1	Level 2	Level 3	Total
Bond Funds	$ 21,906,720	$ -	$ -	$ 21,906,720
Equity Funds	140,898,085	-	-	140,898,085
Money Market Funds	2,024,838	-	-	2,024,838
Collateral for Securities Loaned	15,876,657	-	-	15,876,657
Total	$ 180,706,300	$ -	$ -	$ 180,706,300

Liahona

Assets	Level 1	Level 2	Level 3	Total
Bond Funds	$ 78,377,960	$ -	$ -	$ 78,377,960
Equity Funds	175,302,515	-	-	175,302,515
Money Market Funds	2,366,845	-	-	2,366,845
Collateral for Securities Loaned	13,524,445	-	-	13,524,445
Total	$ 269,571,765	$ -	$ -	$ 269,571,765
Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short	$ 4,957,840	$ -	$ -	$ 4,957,840
Total	$ 4,957,840	$ -	$ -	$ 4,957,840

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April 30, 2014

Enhanced Income

Assets	Level 1	Level 2	Level 3	Total
Equity Funds	$ 91,808,203	$ -	$ -	$ 91,808,203
Money Market Funds	1,159,047	-	-	1,159,047
Total	$ 92,967,250	$ -	$ -	$ 92,967,250
Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$ 38,371	$ -	$ -	$ 38,371
Total	$ 38,371	$ -	$ -	$ 38,371

Flexible Income

Assets	Level 1	Level 2	Level 3	Total
Bond Funds	$ 126,787,170	$ -	$ -	$ 126,787,170
Equity Funds	15,369,290	-	-	15,369,290
U.S. Government & Agency Obligations	-	17,102,253	-	17,102,253
Money Market Funds	5,525,230	-	-	5,525,230
Collateral for Securities Loaned	26,678,489	-	-	26,678,489
Total	$ 174,360,179	$ 17,102,253	$ -	$ 191,462,432

Select Appreciation

Assets	Level 1	Level 2	Level 3	Total
Equity Funds	$ 91,432,008	$ -	$ -	$ 91,432,008
Money Market Funds	1,186,346	-	-	1,186,346
Collateral for Securities Loaned	16,904,725	-	-	16,904,725
Total	$ 109,523,079	$ -	$ -	$ 109,523,079

Shelter

Assets	Level 1	Level 2	Level 3	Total
Equity Funds	$ 68,556,423	$ -	$ -	$ 68,556,423
Money Market Funds	952,556	-	-	952,556
Total	$ 69,508,979	$ -	$ -	$ 69,508,979

The Funds did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period.  It is the Funds’ policy to recognize transfers between Level 1 & Level 2 at the end of the reporting period.

Refer to the Schedules of Investments for security classifications.

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April 30, 2014

Foreign Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Exchange Traded Funds

The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Exchange Traded Notes

The Funds may invest in exchange traded notes (“ETNs”).    ETNs are a type of debt security that is linked to the performance of underlying securities.  The risks of owning ETNs generally reflect the risks of owning the underlying securities they are designed to track.  In addition, ETNs are subject to credit risk generally to the same extent as debt securities.

Options Transactions

The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against this risk.

The Funds may write call options only if they (i) own an offsetting position in the underlying security or (ii) have an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.

When a Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and

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April 30, 2014

the proceeds from the sale are increased by the premium originally received.  As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.   With purchased options, there is minimal counterparty credit risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

For the year ended April 30, 2014, the Enhanced Income Fund had options written located on the Statements of Assets and Liabilities in the liabilities section in the amount of $38,371.

For the year ended April 30, 2014, the Fund’s net realized gains, stated in the table below, on options subject to equity price risk are included in the line item marked “Net realized gain (loss) on options written” and the Fund’s net unrealized appreciation/depreciation, stated below, on options subject to equity price risk included in the line item marked “Net change in unrealized appreciation (depreciation) on written options” on the Statements of Operations in this shareholder report and serve as an indicator of the volume of derivative activity for the Fund.

	Fair Value of	Net Realized	Appreciation/
	Liability Derivatives	Loss	(Depreciation)
Enhanced Income Fund	$ 38,371	$ 169,210	$ (23,641)
Select Allocation Fund	-	$ 857	-

As of April 30, 2014, portfolio securities valued at $40,416,644 were held in escrow by the custodian for call options written for the Enhanced Income Fund.

The number of option contracts written and the premiums received during the year ended April 30, 2014, were as follows:

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April 30, 2014

	Enhanced Income Fund		Select Allocation Fund
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Options outstanding, beginning of period	10,080	$ 120,285	-	$ -
Options written	66,844	918,348	150	2,690
Options exercised	(2,451)	(31,166)	(87)	(1,833)
Options expired	(63,000)	(862,909)	(63)	(857)
Options closed	(7,750)	(99,963)	-	-
Options outstanding, end of period	3,723	$ 44,595	-	$ -

The following table presents the Fund’s liability derivatives available for offset under a master netting arrangement net of collateral pledged as of April 30, 2014.

Enhanced Income Fund

Liabilities:			Gross Amounts of Assets Presented in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Financial Instruments Pledged		Cash Collateral Pledged	Net Amount of Assets
Options Written Contracts	$ 38,371	(1)	$ 38,371	(2)	$ -	$ -
Total	$ 38,371		$ 38,371		$ -	$ -

(1)  Written options at value as presented in the Schedule of Investments.

(2) The amount is limited to the derivative liability balance and accordingly, does not include excess collateral pledged.

Securities Sold Short

A "short sale" is a transaction in which a Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline.  The Funds are obligated to replace the security borrowed by purchasing it on the open market at a later date.  If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, a Fund will incur a loss, unlimited in size.  Conversely, if the price declines, a Fund will realize a gain, limited to the price at which a Fund sold the security short.

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April 30, 2014

Liahona Fund

Liabilities:			Gross Amounts of Assets Presented in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Financial Instruments Pledged		Cash Collateral Pledged	Net Amount of Assets
Securities Sold Short	$ 4,957,840	(1)	$ 4,957,840	(2)	$ -	$ -
Total	$ 4,957,840		$ 4,957,840		$ -	$ -

(1)  Securities Sold Short at value as presented in the Schedule of Investments.

(2) The amount is limited to the liability balance and accordingly, does not include excess collateral pledged.

Income Taxes

It is each Fund's policy to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and gains to its shareholders and therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2011-2013), or expected to be taken in the Funds’ 2014 tax returns. The Funds identified their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Security Transactions and Related Income

Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and Federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses

Expenses of the Trust that are directly identifiable to a specific Fund, are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds.  Each Fund’s income, expenses (other than the class specific distribution fees) and

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April 30, 2014

realized and unrealized gains and losses are allocated proportionally each day between the classes based upon the relative net assets of each class.

Distributions to Shareholders

Income will normally be declared and distributed annually for all of the Funds with exception of Enhanced Income and Flexible Income.  Income will normally be declared and distributed quarterly for Enhanced Income and monthly for Flexible Income.  The Funds declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.  These differences are primarily due to the treatment of wash sale losses, grantor trust and partnership income.

Indemnification

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.

Fees and Compensation Paid to Affiliates and Other Parties

Advisory Fees

The Trust has entered into an Investment Advisory Agreement with CLS Investments, LLC (the “Advisor”, formerly Clarke Lanzen Skalla Investment Firm, LLC), a subsidiary of NorthStar Financial Services Group, LLC.  As compensation for the services rendered, facilities furnished, and expenses borne by the Advisor, the Funds will pay the Advisor a fee accrued daily and paid monthly, at the annualized rate of 1.00% of net assets for all funds with the exception of Enhanced Income and Flexible Income. The rates these Funds will pay are as follows: Enhanced Income, 0.90%; and Flexible Income, 0.65%.

The Advisor has agreed to waive or limit its fees and to pay certain operating expenses to the extent necessary to limit total fund operating expenses for each Fund, net of waivers and custodial credits at least through December 31, 2014.  The annualized rates are as follows:

Expense Limitation
Class C (Amerigo Only)	2.15%
Class N (Amerigo, Clermont, Select Allocation, Descartes, Liahona, Select Appreciation and Shelter)	1.15%

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April 30, 2014

Class N (Enhanced)	1.05%
Class N (Flexible Income)	0.80%

The waivers and reimbursements, if any, of the Advisor’s fees for the year ended April 30, 2014, were as follows:

Amerigo Fund	$ 152,064
Clermont Fund	236,881
Select Allocation Fund	310,466
Descartes Fund	247,462
Liahona Fund	247,165
Enhanced Income Fund	302,329
Flexible Income Fund	279,009
Select Appreciation Fund	205,128
Shelter Fund	114,933

Fees waived or expenses reimbursed may be recouped by the Advisor from a Fund for a period up to three years from the date the fee or expense was waived or reimbursed.  However, no recoupment payment will be made by a Fund if it would result in the Fund exceeding the contractual expense limitation described above.  During the year ended April 30, 2014, the Advisor recaptured no fees for prior period expense waivers/reimbursements from the Funds.  The table below contains the amounts of fee waivers and expense reimbursements subject to recapture by the Advisor through April 30 of the years indicated.

Fund	2015	2016	2017	Total
Amerigo Fund	$ 84,102	$ 137,119	$ 152,064	$ 373,285
Clermont Fund	190,941	194,887	236,881	622,709
Select Allocation Fund	254,216	262,685	310,466	827,367
Descartes Fund	194,363	207,898	247,462	649,723
Liahona Fund	203,266	208,419	247,165	658,850
Enhanced Income Fund	215,163	264,841	302,329	782,333
Flexible Income Fund	220,663	258,414	279,009	758,086
Select Appreciation Fund	173,168	186,451	205,128	564,747
Shelter Fund	89,893	110,528	114,933	315,354

Administration, Fund Accounting, Transfer Agent, Custody Administration Fees

Pursuant to separate servicing agreements with Gemini Fund Services, LLC (“GFS”), the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds.  GFS provides a Principal Financial Officer to the Funds.

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

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April 30, 2014

Gemcom, LLC (“Gemcom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from the Funds.

Chief Compliance Officer

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Distributor

The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of the Advisor. The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides for the payment of a distribution fee to the Distributor at an annualized rate of 0.75% of the average daily net assets attributable to Class C shares.  The Plan for Class C shares also provides for the payment of a shareholder service fee at an annualized rate of 0.25% of the average daily net assets attributable to the Class C shares.  During the year ended April 30, 2014, the Amerigo Fund Class C shares incurred $27,644 pursuant to the Plan.  Class N shares do not pay any 12b-1 distribution or shareholder service fees.

Trustees Fees

The Funds pay no compensation to their Trustees who are employees of the Advisor or its affiliates.  Effective July 1, 2011, the Board approved the following Trustee compensation schedule: Each Trustee will receive a flat fee of $6,000 per quarter.  Previously, each Trustee received $3,000 for each regular board meeting attended in-person.  The Trust also reimburses each such Trustee for travel and other expenses incurred in attending meetings of the Board.

Two Trustees and certain officers of the Trust are officers of GFS, NLCS, the Advisor and/or the Distributor.

4.

Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities (including written options and short sales) owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at April 30, 2014, were as follows:

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April 30, 2014

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Amerigo Fund	$ 465,026,921	$ 97,814,664	$ (379,579)	$ 97,435,085
Clermont Fund	319,932,892	31,295,919	(115,112)	31,180,807
Select Allocation Fund	248,934,273	34,958,173	(316,261)	34,641,912
Descartes Fund	147,792,099	33,123,166	(208,965)	32,914,201
Liahona Fund	236,588,945	28,745,886	(720,905)	28,024,981
Enhanced Income Fund	94,731,926	9,807,186	(11,610,233)	(1,803,047)
Flexible Income Fund	189,438,035	3,205,124	(1,180,726)	2,024,398
Select Appreciation Fund	91,984,758	17,552,786	(14,465)	17,538,321
Shelter Fund	63,354,923	6,264,834	(110,778)	6,154,056

5.

Investment Transactions

The cost of purchases and the proceeds from sales of investments, other than short-term securities, for the year ended April 30, 2014, were as follows:

	Purchases	Sales
Amerigo Fund	$ 129,685,982	$ 185,384,755
Clermont Fund	114,812,414	125,572,936
Select Allocation Fund	104,738,659	115,095,178
Descartes Fund	62,497,191	81,691,665
Liahona Fund	108,690,014	116,373,876
Enhanced Income Fund	54,112,319	60,413,713
Flexible Income Fund	43,284,333	41,576,363
Select Appreciation Fund	21,732,113	35,132,742
Shelter Fund	101,942,889	83,259,432

6.

Payments by Affiliates

As a result of a trade error, the Enhanced Income Fund experienced a loss of $112 for the year ended April 30, 2014, which was reimbursed by the Advisor.

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Notes to Financial Statements (Continued)

April 30, 2014

7.

Shareholders’ Transactions

At April 30, 2014, the Funds had an unlimited number of shares authorized. Following is a summary of shareholder transactions for each Fund:

	Year Ended		Year Ended
	April 30, 2014		April 30, 2013
Amerigo Fund	Shares	Dollars	Shares	Dollars
Class C Shares:
Shares Sold	5,156	$ 81,050	4,551	$ 59,951
Shares redeemed	(47,192)	(719,940)	(42,107)	(553,190)
Net decrease	(42,036)	$ (638,890)	(37,556)	$ (493,239)

Amerigo Fund	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	3,542,413	$ 58,565,647	5,774,927	$ 80,055,263
Shares issued to shareholders
in reinvestment	197,241	3,368,884	134,582	1,886,840
Shares redeemed	(7,597,350)	(124,626,740)	(11,055,495)	(155,622,417)
Net decrease	(3,857,696)	$ (62,692,209)	(5,145,986)	$ (73,680,314)

Clermont Fund	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	5,367,969	$ 58,530,753	7,634,269	$ 79,209,269
Shares issued to shareholders
in reinvestment	1,909,199	20,218,414	457,368	4,724,616
Shares redeemed	(6,501,033)	(70,931,910)	(8,175,444)	(84,445,263)
Net increase/(decrease)	776,135	$ 7,817,257	(83,807)	$ (511,378)

Select Allocation	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	3,242,377	$ 36,108,381	4,428,815	$ 44,353,523
Shares issued to shareholders
in reinvestment	1,666,476	18,197,919	239,561	2,407,583
Shares redeemed	(4,577,373)	(51,114,455)	(7,509,558)	(75,762,843)
Net increase/(decrease)	331,480	$ 3,191,845	(2,841,182)	$ (29,001,737)

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)

April 30, 2014

	Year Ended		Year Ended
	April 30, 2014		April 30, 2013
Descartes Fund	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	1,601,921	$ 20,110,611	2,672,588	$ 29,369,681
Shares issued to shareholders
in reinvestment	672,453	8,459,456	84,796	936,992
Shares redeemed	(3,418,539)	(42,752,717)	(4,697,806)	(52,129,546)
Net decrease	(1,144,165)	$ (14,182,650)	(1,940,422)	$ (21,822,873)

Liahona Fund	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	4,123,866	$ 44,303,811	6,197,118	$ 63,509,503
Shares issued to shareholders
in reinvestment	2,051,198	21,352,972	599,680	6,068,757
Shares redeemed	(5,225,918)	(56,177,824)	(6,664,120)	(68,148,631)
Net increase	949,146	$ 9,478,959	132,678	$ 1,429,629

Enhanced Income Fund	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	2,135,335	$ 22,483,893	4,070,911	$ 41,828,446
Shares issued to shareholders
in reinvestment	338,630	3,546,554	154,962	1,587,628
Shares redeemed	(2,747,267)	(29,035,098)	(3,177,838)	(32,491,504)
Net increase/(decrease)	(273,302)	$ (3,004,651)	1,048,035	$ 10,924,570

Flexible Income Fund	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	3,899,303	$ 40,651,921	5,950,739	$ 63,449,245
Shares issued to shareholders
in reinvestment	531,081	5,478,627	405,547	4,324,057
Shares redeemed	(4,115,069)	(42,834,285)	(4,428,759)	(47,194,872)
Net increase	315,315	$ 3,296,263	1,927,527	$ 20,578,430

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)

April 30, 2014

	Year Ended		Year Ended
	April 30, 2014		April 30, 2013
Select Appreciation Fund	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	810,774	$ 11,250,340	1,723,145	$ 21,904,098
Shares issued to shareholders
in reinvestment	1,044,554	13,725,444	277,766	3,419,304
Shares redeemed	(1,792,148)	(24,794,935)	(1,897,643)	(23,786,831)
Net increase	63,180	$ 180,849	103,268	$ 1,536,571

Shelter Fund	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	2,819,162	$ 32,615,292	1,105,052	$ 10,733,996
Shares issued to shareholders
in reinvestment	14,985	178,166	-	-
Shares redeemed	(1,202,496)	(13,692,421)	(3,422,162)	(33,041,617)
Net increase (decrease)	1,631,651	$ 19,101,037	(2,317,110)	$ (22,307,621)

8.

Securities Lending

The Amerigo Fund, Clermont Fund, Select Allocation Fund, Descartes Fund, Liahona Fund, Flexible Income Fund and the Select Appreciation Fund have entered into a securities lending arrangement with The Bank of New York Mellon (the “Borrower”).  Under the terms of the agreement, the Funds are authorized to loan securities to the Borrower.  In exchange, the Fund receives cash collateral in the amount of at least 102% of the value of the securities loaned. The value of securities loaned is disclosed in a Foot Note on the statement of Assets & Liabilities and on the Schedule of Investments. Securities lending income is disclosed in the Funds’ Statements of Operations.  Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the Borrower fails to return them.

			Gross Amounts not offset in the Statement of Assets & Liabilities
Fund	Gross Amounts Recognized in Statements of Assets & Liabilities		Financial Instruments Pledged		Cash Collateral Pledged	Net Amount of Assets
Amerigo Fund	$ 73,807,647	(1)	$ 73,807,647	(2)	$ -	$ -
Clermont Fund	42,734,840	(1)	42,734,840	(2)	-	-
Select Allocation Fund	47,917,483	(1)	47,917,483	(2)	-	-
Descartes Fund	15,876,657	(1)	15,876,657	(2)	-	-
Liahona Fund	13,524,445	(1)	13,524,445	(2)	-	-
Flexible Income Fund	26,678,489	(1)	26,678,489	(2)	-	-
Select Appreciation Fund	16,904,725	(1)	16,904,725	(2)	-	-

(1)  Collateral for Securities Loaned at value as presented in the Schedule of Investments.

(2) The amount is limited to the liability balance and accordingly, does not include excess collateral pledged.

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)

April 30, 2014

9.

Distributions to Shareholders and Tax Components of Capital

The tax character of distributions paid during the fiscal years ended April 30, 2014 and April 30, 2013 was as follows:

	For the year ended April 30, 2014:
	Ordinary	Long-Term	Return of
Portfolio	Income	Capital Gains	Capital	Total
Amerigo Fund	$ 3,395,804	$ -	$ -	$ 3,395,804
Clermont Fund	5,159,963	15,243,740	-	20,403,703
Select Allocation Fund	6,404,709	11,939,892	-	18,344,601
Descartes Fund	2,308,273	6,193,613	-	8,501,886
Liahona Fund	1,838,765	19,696,221	-	21,534,986
Enhanced Income Fund	1,406,894	2,188,741	-	3,595,635
Flexible Income Fund	3,583,109	1,904,828	-	5,487,937
Select Appreciation Fund	1,528,987	12,199,327	-	13,728,314
Shelter Fund	178,166	-	-	178,166

	For the year ended April 30, 2013:
	Ordinary	Long-Term	Return of
Portfolio	Income	Capital Gains	Capital	Total
Amerigo Fund	$ 1,901,007	$ -	$ -	$ 1,901,007
Clermont Fund	4,768,742	-	-	4,768,742
Select Allocation Fund	2,428,331	-	-	2,428,331
Descartes Fund	942,106	-	-	942,106
Liahona Fund	1,961,459	4,155,786	-	6,117,245
Enhanced Income Fund	1,263,135	-	360,246	1,623,381
Flexible Income Fund	3,772,089	559,727	-	4,331,816
Select Appreciation Fund	697,029	2,723,274	-	3,420,303

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)

April 30, 2014

As of April 30, 2014, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	Loss and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Amerigo Fund	$ 3,643,853	$ -	$ -	$ (9,101,571)	$ -	$ 97,435,085	$ 91,977,367
Clermont Fund	-	2,485,785	-	-	-	31,180,807	33,666,592
Select Allocation Fund	-	1,143,819	-	-	-	34,641,912	35,785,731
Descartes Fund	-	933,424	-	-	-	32,914,201	33,847,625
Liahona Fund	48,243	5,367,154	-	-	-	28,024,981	33,440,378
Enhanced Income Fund	-	-	(38,685)	-	(314,891)	(1,803,047)	(2,156,623)
Flexible Income Fund	349,146	-	(75,299)	(81,169)	-	2,024,398	2,217,076
Select Appreciation Fund	104,212	1,459,128	-	-	-	17,538,321	19,101,661
Shelter Fund	388,855	-	-	(9,442)	-	6,154,056	6,533,469

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and  unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and straddles, and adjustments for partnerships.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Funds incurred and elected to defer such capital losses as follows:

Post October
Portfolio	Losses
Enhanced Income Fund	$ 38,685
Flexible Income Fund	75,299

The Regulated Investment Company Modernization Act of 2010 which was enacted on December 22, 2010 requires the Funds to utilize post-enactment (non-expiring) capital losses prior to pre-enactment capital loss carryovers for fiscal year ends beginning after the date of enactment.  As a result, there may be greater likelihood that all or a portion of the Funds’ pre-enactment capital loss carryovers may expire without being utilized.  At April 30, 2014, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Portfolio	2018	Non-Expiring Short-Term	Non-Expiring Long-Term	Total
Amerigo Fund	$ 9,101,571	$ -	$ -	$ 9,101,571
Flexible Income Fund	-	81,169	-	81,169
Shelter Fund	-	9,442	-	9,442

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)

April 30, 2014

Permanent book and tax differences, primarily attributable to the reclass of net operating losses and ordinary income distributions, adjustments for paydowns, real estate investment trusts, grantor trusts, partnerships and the capitalization of in lieu dividend payments, resulted in reclassifications for the following the Funds for the year ended April 30, 2014 as follows:

	Undistributed	Undistributed
	Ordinary	Long-Term
Portfolio	Income (Loss)	Gains (Loss)
Amerigo Fund	$ 102,087	$ (102,087)
Clermont Fund	3,126,807	(3,126,807)
Select Allocation Fund	2,559,053	(2,559,053)
Descartes Fund	1,037,824	(1,037,824)
Liahona Fund	(25,958)	25,958
Enhanced Income Fund	101,861	(101,861)
Flexible Income Fund	275,898	(275,898)
Select Appreciation Fund	540,199	(540,199)
Shelter Fund	(1,436)	1,436

10.

Subsequent Events

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.  Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees

AdvisorOne Funds

Omaha, Nebraska

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of the Amerigo Fund, Clermont Fund, Select Allocation Fund, Descartes Fund, Liahona Fund, Enhanced Income Fund, Flexible Income Fund, Select Appreciation Fund, and Shelter Fund (each a series of AdvisorOne Funds), as of April 30, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, except for the Enhanced income fund,  Flexible Income Fund and Select Appreciation Fund in which the financial highlights were for each of  the four years in the period then ended and for the period October 5, 2009 to April 30, 2010, and for the Shelter Fund in which the financial highlights were for each of the  four years in the period then ended and for the period December 30, 2009  to April 30, 2010. These financial statements and financial highlights are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.  Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2014, by correspondence with the custodian and brokers or by other appropriate procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Amerigo Fund, Clermont Fund, Select Allocation Fund, Descartes Fund, Liahona Fund, Enhanced Income Fund, Flexible Income Fund, Select Appreciation Fund, and Shelter Fund, as of April 30, 2014 and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

June 30, 2014

AdvisorOne Funds Annual Report

Shareholder Expense Example (Unaudited)

As a shareholder of the Funds you may incur two types of costs: (1) transaction costs, including contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution and/or service (12b-1 fees) fees; and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses:  The first section of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the applicable number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions.  Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expense Ratio (Annualized)	Expenses Paid During the Period
	11/1/2013	4/30/2014
Amerigo Fund
Actual:
Class C	$ 1,000.00	$ 1,056.10	2.15%	$ 10.96	*
Class N	1,000.00	1,060.00	1.15%	5.87	*
Hypothetical (5% return before expenses):
Class C	1,000.00	1,014.13	2.15%	10.74	*
Class N	1,000.00	1,019.09	1.15%	5.76	*
Clermont Fund
Actual	1,000.00	1,030.70	1.15%	5.79	*
Hypothetical (5% return before expenses):	1,000.00	1,019.09	1.15%	5.76	*

*Expenses are equal to the Fund’s respective annual expense ratios for the most recent six month period, multiplied by the average account value over the period, multiplied by 181/365.

	Beginning Account Value	Ending Account Value	Expense Ratio (Annualized)	Expenses Paid During the Period
	11/1/2013	4/30/2014
Select Allocation Fund
Actual	1,000.00	1,045.30	1.15%	5.83	*
Hypothetical (5% return before expenses):	1,000.00	1,019.09	1.15%	5.76	*
Descartes Fund
Actual	1,000.00	1,048.50	1.15%	5.84	*
Hypothetical (5% return before expenses):	1,000.00	1,019.09	1.15%	5.76	*
Liahona Fund
Actual	1,000.00	1,033.30	1.23%	6.21	*
Hypothetical (5% return before expenses):	1,000.00	1,018.69	1.23%	6.17	*
Enhanced Income Fund
Actual	1,000.00	1,015.20	1.05%	5.25	*
Hypothetical (5% return before expenses):	1,000.00	1,019.59	1.05%	5.26	*
Flexible Income Fund
Actual	1,000.00	1,016.70	0.80%	4.00	*
Hypothetical (5% return before expenses):	1,000.00	1,020.83	0.80%	4.01	*
Select Appreciation Fund
Actual	1,000.00	1,059.10	1.15%	5.87	*
Hypothetical (5% return before expenses):	1,000.00	1,019.09	1.15%	5.76	*
Shelter Fund
Actual	1,000.00	1,063.20	1.15%	5.88	*
Hypothetical (5% return before expenses):	1,000.00	1,019.09	1.15%	5.76	*

*Expenses are equal to the Fund’s respective annual expense ratios for the most recent six month period, multiplied by the average account value over the period, multiplied by 181/365.

AdvisorOne Funds Annual Report

Shareholder Expense Example (Unaudited) (Continued)

	Beginning Account Value	Ending Account Value	Expense Ratio (Annualized)	Expenses Paid During the Period
	11/1/2013	4/30/2014
Amerigo Fund
Actual:
Class C	$ 1,000.00	$ 1,056.10	2.15%	$ 10.96	*
Class N	1,000.00	1,060.00	1.15%	5.87	*
Hypothetical (5% return before expenses):
Class C	1,000.00	1,014.13	2.15%	10.74	*
Class N	1,000.00	1,019.09	1.15%	5.76	*
Clermont Fund
Actual	1,000.00	1,030.70	1.15%	5.79	*
Hypothetical (5% return before expenses):	1,000.00	1,019.09	1.15%	5.76	*

AdvisorOne Funds Annual Report

Shareholder Expense Example (Unaudited) (Continued)

	Beginning Account Value	Ending Account Value	Expense Ratio (Annualized)	Expenses Paid During the Period
	11/1/2013	4/30/2014
Select Allocation Fund
Actual	1,000.00	1,045.30	1.15%	5.83	*
Hypothetical (5% return before expenses):	1,000.00	1,019.09	1.15%	5.76	*
Descartes Fund
Actual	1,000.00	1,048.50	1.15%	5.84	*
Hypothetical (5% return before expenses):	1,000.00	1,019.09	1.15%	5.76	*
Liahona Fund
Actual	1,000.00	1,033.30	1.23%	6.21	*
Hypothetical (5% return before expenses):	1,000.00	1,018.69	1.23%	6.17	*
Enhanced Income Fund
Actual	1,000.00	1,015.20	1.05%	5.25	*
Hypothetical (5% return before expenses):	1,000.00	1,019.59	1.05%	5.26	*
Flexible Income Fund
Actual	1,000.00	1,016.70	0.80%	4.00	*
Hypothetical (5% return before expenses):	1,000.00	1,020.83	0.80%	4.01	*
Select Appreciation Fund
Actual	1,000.00	1,059.10	1.15%	5.87	*
Hypothetical (5% return before expenses):	1,000.00	1,019.09	1.15%	5.76	*
Shelter Fund
Actual	1,000.00	1,063.20	1.15%	5.88	*
Hypothetical (5% return before expenses):	1,000.00	1,019.09	1.15%	5.76	*

AdvisorOne Funds Annual Report

Trustees and officers of the Trust, together with information as to their principal business occupations during the last five years, are shown below.  The term of office of each Trustee listed below will continue indefinitely.  Unless otherwise noted, the address of each Trustee and Officer is 17605 Wright Street, Omaha, Nebraska 68130.

Independent Trustees

Name, Address and Year of Birth_	Position/Term of Office(1)	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Gary W. Lanzen(3) 1954	Trustee Since 2003	Retired (December 31, 2012), President, Orizon Investment Counsel, LLC (2000-2010); Chief Investment Officer, Orizon Investment Counsel, LLC, (2000-2011)	16	Northern Lights Fund Trust and Northern Lights Variable Trust (96 portfolios), Ladenburg Thalmann Alternative Strategies Fund
Larry A. Carter 1952	Trustee Since February 2012	Consultant to private equity clients on grain processing industry (since 2004).	16	NONE
John W. Davidson 1946	Trustee Since February 2012	Director, President & Chief Economist of PartnerRe Asset Management Corporation; Chief Investment Officer of Partner Reinsurance Company of the US (2001-2008); Creator, author and founder of John Davidson’s Economic Comments (2009-Present).	16	NONE
Edward D. Foy 1952	Trustee Since February 2012	President and Chief Investment Officer of Foy Financial Services, Inc. (1987-Present).	16	NONE

AdvisorOne Funds Annual Report

Interested Trustees and Officers

Name, Address and Year of Birth	Position/ Term of Office(1)	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Todd Clarke(4) 1969	Trustee since November 2012	Chief Executive Officer and Manager, CLS Investments, LLC (since September 2012); President, CLS Investments, LLC (2004-2012); Director, Constellation Trust Company (since February 2013)	16	NONE
Eric Clarke(5) 1973	Trustee since November 2012	President and Manager, Orion Advisor Services, LLC (since 2004); President and Director, Constellation Trust Company, (since 2004).	16	NONE
Ryan Beach 1977	President since November 2012

President of the Trust (since November 2012), President, CLS Investments, LLC (since September 2012); Associate General Counsel, NorthStar Financial Services Group, LLC (2011-2012); Attorney, Scudder Law Firm, P.C., L.L.O. (2005-2011).

			N/A	N/A
Brian Nielsen(6) 1972	Secretary and Chief Legal Officer Since 2003

Secretary (since 2001) and General Counsel (from 2001 to 2014) of CLS Investments, LLC; Secretary (since 2001) and General Counsel (from 2001 to 2014) of Orion Advisor Services, LLC; Manager (since 2012), General Counsel and Secretary (since 2003) of NorthStar Financial Services Group, LLC; CEO (since 2012), Secretary (since 2003), Manager (since 2005), President (from 2005 to 2013) and General Counsel (from 2003 to 2014) of Northern Lights Distributors, LLC; Secretary and Chief Legal Officer (since 2003) of AdvisorOne Funds; Director, Secretary and General Counsel (since 2004) of Constellation Trust Company; Manager (since 2008), General Counsel and Secretary (since 2011) and Assistant Secretary (from 2004 to 2011) of Northern Lights Compliance Services, LLC; Trustee (since 2011) of Northern Lights Fund Trust II; General Counsel and Secretary (since 2011) and Assistant Secretary (from 2004 to 2011) of Gemcom, LLC; Secretary (since 2012), Assistant Secretary (from 2003 to 2012) and General Counsel (from 2012 to 2014) of Gemini Fund Services, LLC; Manager (since 2012) of Arbor Point Advisors, LLC; Secretary (since 2013) and General Counsel (from 2013 to 2014) of Gemini Hedge Fund Services, LLC; Secretary (since 2013) and General Counsel (from 2013 to 2014) of Gemini Alternative Funds, LLC; Assistant Secretary (from 2011 to 2013) of Northern Lights Fund Trust; and Assistant Secretary (from 2011 to 2013) of Northern Lights Variable Trust.

			N/A	N/A

AdvisorOne Funds Annual Report

Interested Trustees and Officers (Continued)

Name, Address and Year of Birth	Position/Term of Office(1)	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Michael J. Wagner 80 Arkay Drive Hauppauge, NY 11788 1950	Chief Compliance Officer Since 2006	President (4/2006-present) of Northern Lights Compliance Services, LLC.	N/A	N/A
Dawn Borelli 80 Arkay Drive Hauppauge, NY 11788 1972	Treasurer Since April 2012

Assistant Vice President, of Fund Administration, Gemini Fund Services, LLC since 2010, Assistant Vice President of Global Fund Administration, Legg Mason & Co. LLC (financial service company) from 2003 to 2010.

			N/A	N/A

(1) The term of office for each Trustee and officer listed above will continue indefinitely.

(2) The term “Fund Complex” refers to the AdvisorOne Funds Trust, including the series of the Trust that may have filed registration statements     with the SEC but may not yet be operational.

(3) Gary W. Lanzen,  also serves as an independent trustee of Northern Lights Fund Trust and Northern Lights Variable Trust (collectively the “NL Trusts”), each series trusts that are separate from the Fund Complex.  On May 2, 2013, the SEC filed an order instituting settled administrative proceedings (the “Order”) against Northern Lights Compliance Services, LLC (“NLCS”), Gemini Fund Services, LLC (“GFS”), certain current trustees of the NL Trusts, including Mr. Lanzen and one former trustee of the NL Trusts.  To settle the SEC’s charges, GFS and NLCS each agreed to pay $50,000 penalties, and both firms and the named trustees in the Order agreed to engage an independent compliance consultant to address the violations found in the Order.  The firms and the named trustees in the Order agreed to settle with the SEC without admitting or denying the SEC’s findings, while agreeing to cease and desist from committing or causing any violations and any future violations of those provisions.  There were no allegations that shareholders suffered any monetary harm.

(4) Todd Clarke is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with CLS Investments, LLC (investment adviser to certain funds of the Trust).  Mr. Clarke is the brother of Eric Clarke and the brother-in-law of Brian Nielsen.

(5) Eric Clarke is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Orion Advisor Services, LLC and Constellation Trust Company, both affiliates of CLS Investments, LLC and is the brother of Todd Clarke and brother-in-law of Brian Nielsen.

The Trust’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-866-811-0225.

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PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-866-811-0225 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-811-0225.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:

During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)

The Registrant’s board of trustees has determined that Anthony Hertl is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Hertl is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2014

$ 125,100

FY 2013

$ 125,100

FY 2012

$ 125,000

FY 2011

$ 121,540

(b)

Audit-Related Fees

FY 2014

$ 0

FY 2013

$ 0

FY 2012

$ 0

FY 2011

$ 0

Nature of the fees:

(c)

Tax Fees

FY 2014

$ 29,700

FY 2013

$ 29,700

FY 2012

$ 29,500

FY 2011

$ 28,000

Nature of the fees:

Preparation of federal and state tax returns and review of annual dividend calculations.

(d)

All Other Fees

Registrant

Adviser

FY 2014

$ 0

$ 0

FY 2013

$ 0

$ 0

FY 2012

$ 0

$ 0

FY 2011

$ 0

$ 0

Nature of the fees:

(e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee is also required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant to the extent that the services are determined to have a direct impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the audit committee.

(2)

Percentages of 2014 Services Approved by the Audit Committee

Registrant

Adviser

Audit-Related Fees:

0%

0%

Tax Fees:

0%

0%

All Other Fees:

0%

0%

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

Adviser

FY 2014

$ 29,700

             $ None

FY 2013

$ 29,700

             $ None

FY 2012

$ 29,500

             $ None

FY 2011

$ 28,000

             $ None

(h)

Not applicable.  All non-audit services to the registrant were pre-approved by the Audit Committee for FY 2014.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith..

(a)(3)

Not applicable.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AdvisorOne Funds

By (Signature and Title)

/s/ Ryan Beach

       Ryan Beach, President

Date

7/7/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Ryan Beach

       Ryan Beach, President

Date

7/7/14

By (Signature and Title)

/s/ Dawn Borelli

       Dawn Borelli, Treasurer

Date

7/7/14